File No. 333-________

    As filed with the Securities and Exchange Commission on September 6, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                     [ ] Pre-Effective Amendment No. __
                     [ ] Post-Effective Amendment No. __

                                 ALLEGIANT FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code 1-800-622-3863

                                -----------------

                             AUDREY C. TALLEY, ESQ.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:
                         Ronald L. Weihrauch, Jr., Esq.
                            National City Corporation
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                -----------------

            Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

            No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

___________, 2005


Dear Allegiant Small Cap Growth Fund Shareholder:


A special meeting of the Allegiant Small Cap Growth Fund will be held on December 6, 2005. Enclosed with this letter is a proxy voting ballot, combined proxy statement/prospectus and related information concerning this meeting. The purpose of this special meeting is to submit to shareholders of the Allegiant Small Cap Growth Fund a proposal to combine that Fund with and into the Allegiant Multi-Factor Small Cap Growth Fund by means of the reorganization described in the combined proxy statement/prospectus (the "Reorganization").

If the proposed Reorganization is approved, you will receive shares in the Allegiant Multi-Factor Small Cap Growth Fund as indicated below:

         ALLEGIANT SMALL CAP                          ALLEGIANT MULTI-FACTOR
         GROWTH FUND                                  SMALL CAP GROWTH FUND
         -----------                                  ---------------------
         Class A Shares                               Class A Shares
         Class B Shares                               Class A Shares
         Class C Shares                               Class C Shares
         Class I Shares                               Class I Shares
         Class R Shares                               Class R Shares

The exchange of shares will take place on the basis of the relative net asset values per share of the respective classes of the two Funds. There will be no change in investment advisory fees after the Reorganization and lower expense ratios (after voluntary waivers) will be realized.

As described in the combined proxy statement/prospectus, the Board of Trustees is recommending that you approve the Reorganization for the following reasons:

     o For both Funds, it is anticipated that the Reorganization should realize economies of scale that may result in lower expense ratios and greater portfolio management efficiencies over time;

     o Upon consummation of the merger, the Allegiant Small Cap Growth Fund shareholders will benefit from the anticipated lower expense ratios (after voluntary waivers) of the Allegiant Multi-Factor Small Cap Growth Fund relative to the Allegiant Small Cap Growth Fund;

     o The Funds have substantially similar investment objectives and policies (as described below), and the Board of Trustees and the Funds' investment adviser do not believe that it is desirable or in the best interests of shareholders to maintain two funds that are so similar;

     o For both Funds, the transactions contemplated by the Reorganization are expected to be tax-free for federal income tax purposes, which means that shareholders of the Allegiant Small Cap Growth Fund would not have a taxable gain or loss on the exchange of their shares and there will be no tax consequences to the Allegiant Multi-Factor Small Cap Growth Fund shareholders; and

     o No shareholder will pay a sales charge in connection with the proposed Reorganization and the expenses resulting from the transactions contemplated by the Reorganization, including the costs of soliciting proxies, will be paid by the Funds' investment adviser or one of its affiliates and the Allegiant Funds.

Shareholders should carefully consider both the similarities and differences between the two Funds. These similarities and differences, as well as other important information concerning the proposed Reorganization, are described in detail in the combined proxy statement/prospectus, which you are encouraged to review. If you have any additional questions, please call Allegiant Funds toll free at 1-800-622-FUND (3863) or visit the web site at WWW.ALLEGIANTFUNDS.COM.

We encourage you to vote in favor of the proposal, and ask that you please send your completed proxy ballot in by December 2, 2005 to help save the cost of additional solicitations. As always, we know you have many investment options and we thank you for your confidence and support.


Sincerely,

/s/ Robert D. Neary
Robert D. Neary
Chairman
Allegiant Funds

QUESTIONS AND ANSWERS

WHY IS MY FUND HAVING A SPECIAL MEETING?

This meeting is being held so that shareholders of the Allegiant Small Cap Growth Fund can decide whether to reorganize their Fund. If shareholders decide in favor of the proposal, the Allegiant Small Cap Growth Fund will merge into the Allegiant Multi-Factor Small Cap Growth Fund, another similar mutual fund in the Allegiant family of funds, and you will become a shareholder of the Allegiant Multi-Factor Small Cap Growth Fund (the "Reorganization").

Please read the attached combined proxy statement/prospectus for more details concerning the information presented in this Q&A. If you have any additional questions, please call Allegiant Funds at 1-800-622-FUND (3863).

WHAT ARE THE ADVANTAGES OF MERGING THE FUNDS?

For both Funds, it is anticipated that the Reorganization should realize economies of scale that may result in lower expense ratios and greater portfolio management efficiencies over time. Fixed costs of each portfolio will be spread over a larger, combined shareholder base. In addition, the Allegiant Small Cap Growth Fund shareholders should benefit from the anticipated lower expense ratios (after voluntary waivers) of the Allegiant Multi-Factor Small Cap Growth Fund.

HOW ARE THESE TWO FUNDS ALIKE?

The investment objectives of the Allegiant Small Cap Growth Fund and the Allegiant Multi-Factor Small Cap Growth Fund are substantially similar. Also, the Funds have substantially similar investment strategies and identical fundamental investment restrictions.

WHAT HAPPENS IF ALLEGIANT SMALL CAP GROWTH FUND SHAREHOLDERS DECIDE IN FAVOR OF A MERGER? HOW WILL THE NUMBER OF SHARES OF THE ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND THAT I RECEIVE BE DETERMINED?

Shareholders of the Allegiant Small Cap Growth Fund will receive full and fractional shares of the Allegiant Multi-Factor Small Cap Growth Fund equal in value to the shares of the Allegiant Small Cap Growth Fund that they owned on the closing date for the Reorganization.

The net asset value of the Allegiant Small Cap Growth Fund will not be affected by the Reorganization. That means the Reorganization will not result in a dilution of any shareholder's interest. Therefore, the market value of your shares will remain the same, although the number of shares you own after the Reorganization may change.

IF THE FUNDS MERGE, WILL THERE BE ANY TAX CONSEQUENCES FOR ME?

Shareholders of the Allegiant Small Cap Growth Fund are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares for the shares of the Allegiant Multi-Factor Small Cap Growth Fund in the Reorganization. The cost basis and holding period of your Allegiant Small Cap Growth Fund shares are expected to carry over to your new shares in the Allegiant Multi-Factor Small Cap Growth Fund.

However, you should consult your own tax advisor regarding any possible effect the Reorganization might have on you, given your personal circumstances - particularly regarding state and local taxes.

WHO WILL PAY FOR THIS REORGANIZATION?

The expenses of the Reorganization, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be borne by Allegiant Asset Management Company, investment adviser for Allegiant Funds, or one of its affiliates and the Allegiant Funds.

WHAT DOES THE FUND'S BOARD OF TRUSTEES RECOMMEND?

The Board of Trustees believes you should vote in favor of the Reorganization. Before you do, however, be sure to study the issues involved and call us with any questions, then vote promptly to ensure that a quorum of shares will be represented at the Fund's special shareholder meeting.

IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES? COMPLETE A SPECIAL FORM? SUBMIT SOME TYPE OF ORDER?

No. If shareholders approve the merger, your existing shares will be exchanged for shares of the Allegiant Multi-Factor Small Cap Growth Fund automatically.

WHAT CLASS OF SHARES OF THE ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND WILL I RECEIVE AFTER THE REORGANIZATION?

The following table shows the class of shares of the Allegiant Multi-Factor Small Cap Growth Fund that shareholders of the Allegiant Small Cap Growth Fund will receive as part of the Reorganization:

         SMALL CAP GROWTH FUND               MULTI-FACTOR SMALL CAP GROWTH FUND
         ---------------------               ----------------------------------
         Class A Shares                               Class A Shares
         Class B Shares                               Class A Shares
         Class C Shares                               Class C Shares
         Class I Shares                               Class I Shares
         Class R Shares                               Class R Shares

Class A Shares of the Allegiant Multi-Factor Small Cap Growth Fund are considered to be an advantageous share class to exchange for Class B Shares of Allegiant Small Cap Growth Fund in the Reorganization because shareholders of Class B Shares of the Allegiant Small Cap Growth Fund will benefit from the lower expense structure of Class A Shares of the Allegiant Multi-Factor Small Cap Growth Fund.

HOW DO I VOTE?

You can vote your shares by completing and signing the enclosed proxy card, and sending it in the enclosed postage-paid envelope. Please refer to your individual proxy card for information about other convenient voting options that may be available to you, such as touch-tone telephone and Internet voting. If you need any assistance, or have any questions regarding the proxy or how to vote your shares, please call Allegiant Funds at 1-800-622-FUND (3863).

WHEN WILL THE SHAREHOLDER MEETING TAKE PLACE?  WHEN IS MY PROXY DUE?

The shareholder meeting will be held December 6, 2005, at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406. If you do not plan to attend the meeting, you should vote by touch-tone phone, the Internet or return your proxy card in the mail as soon as possible. Please see the enclosed proxy voting card for information about these alternative voting options.

We would like to receive your vote as soon as possible. Please refer to the enclosed proxy ballot for further detailed instructions.

WHAT WILL HAPPEN IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE SCHEDULED SHAREHOLDER MEETING DATE?

In order to reach sufficient votes to establish a quorum, Allegiant Funds, PFPC Inc. or a representative may contact you by mail or telephone. We encourage all shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls that could result in additional costs. If there are not sufficient votes to approve the proposal by the time of the shareholder meeting (December 6, 2005), the meeting may be adjourned to permit further solicitation of proxy votes.

                                 ALLEGIANT FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406

                         ALLEGIANT SMALL CAP GROWTH FUND



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 6, 2005

Notice is hereby given that a Special Meeting of Shareholders of the Allegiant Small Cap Growth Fund, a series of Allegiant Funds (the "Trust"), will be held at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, on December 6, 2005 at 2:00 p.m. (Eastern time), for the following purposes:

Item 1. To consider a proposal to approve a Plan of Reorganization providing for the transfer of all of the assets and all liabilities of the Allegiant Small Cap Growth Fund (the "Selling Fund") in exchange for shares of the Allegiant Multi-Factor Small Cap Growth Fund (the "Acquiring Fund"). The shares so received will be distributed to shareholders of the Selling Fund and the Selling Fund will be terminated as soon as practicable thereafter. These actions are referred to as the "Reorganization."

Item 2. To transact such other business as may properly be brought before the meeting.

Shareholders of record of the Selling Fund as of the close of business on September 30, 2005 are entitled to notice of, and to vote at, this meeting or any adjournment of this meeting. The Reorganization will occur only if the Selling Fund's shareholders approve the proposal.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.





                                           By Order of the Board of Trustees

                                           /s/ Robert D. Neary
                                           Robert D. Neary
                                           Chairman
                                           ALLEGIANT FUNDS
___________, 2005

                       COMBINED PROXY STATEMENT/PROSPECTUS

                             DATED ___________, 2005

                  RELATING TO THE ACQUISITION OF THE ASSETS AND
                        ASSUMPTION OF THE LIABILITIES OF
                         ALLEGIANT SMALL CAP GROWTH FUND

                        BY AND IN EXCHANGE FOR SHARES OF
                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND

                                 ALLEGIANT FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                              1-800-622-FUND (3863)

This Combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Allegiant Funds ("Allegiant" or the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of the Allegiant Small Cap Growth Fund (the "Selling Fund"), to be held on December 6, 2005 at 2:00 p.m. (Eastern time), at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406. At the Meeting, shareholders of the Selling Fund, voting in the aggregate and not by class, will be asked to consider and approve a proposed reorganization, as described in the Plan of Reorganization, the form of which is attached hereto as Exhibit A (the "Reorganization Plan"). The Reorganization Plan contemplates the transfer of the assets and liabilities of the Selling Fund to, and in exchange for, shares of Allegiant Multi-Factor Small Cap Growth Fund (the "Acquiring Fund"), the distribution of the shares so received to shareholders of the Selling Fund and the termination of the Selling Fund as soon as practicable thereafter (the "Reorganization"). The Acquiring Fund and the Selling Fund are individually referred to as a "Fund" and collectively referred to as the "Funds." Allegiant's Declaration of Trust does not require shareholders of the Acquiring Fund to approve the Reorganization.

This Combined Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Selling Fund should know before voting on the Reorganization, and should be retained for future reference. It is both the Selling Fund's proxy statement for the Meeting and a prospectus for the Acquiring Fund. Please read this Combined Proxy Statement/Prospectus and keep it for future reference.

A Statement of Additional Information dated ___________, 2005, relating to this Combined Proxy Statement/Prospectus and the Reorganization and including certain financial information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Combined Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Trust, 760 Moore Road, King of Prussia, Pennsylvania 19406, or by calling toll-free 1-800-622-FUND (3863).

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Reorganization Plan provides that the Selling Fund will transfer all of its assets and liabilities to the Acquiring Fund, in exchange for shares of the Acquiring Fund, in an amount equal in value to the aggregate net assets of the Selling Fund. The Reorganization is expected to be completed at the start of business on December 12, 2005 (the "Closing Date").

As soon as is conveniently practicable after the Closing Date, the Selling Fund will liquidate and distribute pro rata to its shareholders of record the Acquiring Fund's shares received, so that a holder of shares in the Selling Fund determined as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing Date (the "Valuation Date") will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund on the Valuation Date (the "Effective Time"). At the Effective Time, shareholders of the Selling Fund will become shareholders of the Acquiring Fund. The Selling Fund will then be terminated.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Allegiant Asset Management Company ("AAMC" or the "Adviser") is the investment adviser to both the Selling Fund and the Acquiring Fund. PFPC Inc. ("PFPC") and National City Bank ("NCB") serve as Co-Administrators to the Trust pursuant to a Co-Administration and Accounting Services Agreement dated August 31, 2004. Professional Funds Distributor, LLC (the "Distributor") serves as the distributor of the Funds.

For a more detailed discussion of the investment goals, policies, risks and restrictions of the Funds, see the Selling Fund's prospectuses each dated October 1, 2004 (as revised June 13, 2005) and the Acquiring Fund's prospectuses each dated _______, 2005, which have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus. The prospectuses set forth disclosure relating to both the Selling Fund and the Acquiring Fund. A copy of the prospectus for the class of shares that you own accompanies this Combined Proxy Statement/Prospectus. A Statement of Additional Information dated ___________, 2005 relating to the proposed transaction described in this Proxy Statement/Prospectus has been filed with the SEC and is incorporated by reference in this Proxy Statement/Prospectus. Additional information concerning the Funds and the Trust is contained in the Trust's Statements of Additional Information dated October 1, 2004 (as revised June 13,
2005) and _______, 2005. Financial information regarding the Selling Fund and the Trust is available in the Trust's Annual Report dated May 31, 2005 and Semi-Annual Report dated November 30, 2004, each of which has been filed with the SEC. Copies of the Statements of Additional Information, Annual Report or Semi-Annual Report are available upon request and without charge by calling 1-800-622-FUND (3863).

This Combined Proxy Statement/Prospectus is expected to be mailed to shareholders on or about ___________, 2005.

TABLE OF CONTENTS

SYNOPSIS.....................................................................4

   The Reorganization........................................................4
   The Trust.................................................................5
   Investment Goals, Principal Investment Strategies and Limitations.........5
   Principal risks of investing..............................................6
   Temporary Positions.......................................................6
   Performance...............................................................7
   Fees and Expenses.........................................................8
   Pricing of Fund Shares....................................................14
   Purchase, Redemption and Exchange Procedures..............................14
   Distribution and Shareholder Service Plans................................15
   Dividends and Other Distributions.........................................15

PRINCIPAL RISK FACTORS.......................................................16


INVESTMENT ADVISER...........................................................17

   Investment Advisory Fees..................................................18

DISTRIBUTOR..................................................................18


CO-ADMINISTRATION SERVICES...................................................18


INFORMATION RELATING TO THE REORGANIZATION...................................18

   Description of the Reorganization.........................................18
   Reasons for the Reorganization............................................19
   Federal Income Taxes......................................................20

FINANCIAL HIGHLIGHTS.........................................................22


CAPITALIZATION...............................................................24


SHAREHOLDER RIGHTS...........................................................24


VOTING MATTERS...............................................................25

   General Information.......................................................25
   Voting Rights and Required Vote...........................................25
   Record Date and Outstanding Shares........................................26
   Security Ownership of Certain Beneficial Owners and Management............26

ADDITIONAL INFORMATION.......................................................27


OTHER BUSINESS...............................................................29


SHAREHOLDER INQUIRIES........................................................29

EXHIBIT A: FORM OF PLAN OF REORGANIZATION....................................A-1
EXHIBIT B: ALLEGIANT SMALL CAP GROWTH FUND PORTFOLIO MANAGER'S REPORT........B-1

                                    SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment goals, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Selling Fund with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Combined Proxy Statement/Prospectus, or incorporated by reference into this Combined Proxy Statement/Prospectus. Shareholders should read this entire Combined Proxy Statement/Prospectus carefully. For more complete information, please read the enclosed prospectus.

THE REORGANIZATION

BACKGROUND. Pursuant to the Reorganization Plan, the Selling Fund will transfer all of its assets and liabilities to the Acquiring Fund, solely in exchange for shares of the Acquiring Fund. The Selling Fund will distribute the shares that it receives to its shareholders and will then be terminated. The result of the Reorganization will be that shareholders of the Selling Fund will become shareholders of the Acquiring Fund. A shareholder will receive shares in the Acquiring Fund equal in value to shares held in the Selling Fund before the Reorganization. No sales charges will be imposed in connection with the Reorganization. The following table shows the class of shares of the Acquiring Fund that shareholders of the Selling Fund will receive as part of the
Reorganization:

              SELLING FUND                      ACQUIRING FUND
              ------------                      --------------
              Class A Shares                    Class A Shares
              Class B Shares                    Class A Shares
              Class C Shares                    Class C Shares
              Class I Shares                    Class I Shares
              Class R Shares                    Class R Shares

The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, considered the proposed Reorganization at a meeting held on May 17, 2005. After a thorough review of all aspects of the Reorganization and for the reasons set forth below (see "INFORMATION RELATING TO THE REORGANIZATION - REASONS FOR THE REORGANIZATION"), the Board of Trustees has concluded that the Reorganization would be in the best interests of the Funds, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. One of the conditions for completing the Reorganization is approval by shareholders of the Selling Fund. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

TAX CONSEQUENCES. The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. If the Reorganization so qualifies, neither the Selling Fund nor its shareholders will recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

DISTRIBUTIONS. Before the Reorganization, the Selling Fund expects to distribute ordinary income and capital gains, if any, to its shareholders. These distributions will be taxable to shareholders.

The foregoing description of the Reorganization is qualified by reference to the full text of the Reorganization Plan (the form of which is attached hereto as Exhibit A).

THE TRUST

The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Funds are registered as open-end management investment companies. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. The Selling Fund commenced operations as a separate investment portfolio of the Trust on August 1, 1997. The Acquiring Fund commenced operations as a separate investment portfolio of the Trust on ________, 2005. Until June 13, 2005, the Selling Fund was known as the Armada Small Cap Growth Fund and the Trust was known as Armada Funds.

INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND LIMITATIONS

This section will help you compare the investment goals, principal investment strategies and limitations of the Selling Fund with the Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the enclosed prospectus.

--------------------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP GROWTH FUND                                 ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
(Selling Fund)                                                  (Acquiring Fund)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL: Capital appreciation.                          INVESTMENT GOAL: Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: Investing in growth-oriented     PRINCIPAL INVESTMENT STRATEGY: Investing in securities
common stocks of small cap companies.                           of smaller capitalization companies with prospects for
                                                                accelerated earnings or revenue growth.
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES: The Selling Fund's investment            INVESTMENT STRATEGIES: The Acquiring Fund's investment
objective is to provide capital appreciation by investing in    objective is to provide long-term capital appreciation
a diversified portfolio of publicly traded small cap equity     by investing in a diversified portfolio of small cap
securities.  The investment objective may be changed without    equity securities.  The investment objective may be
a shareholder vote.                                             changed without a shareholder vote.

The Selling Fund's principal investment strategy is investing   The Acquiring Fund's principal investment strategy is
in common stocks of U.S. companies with small stock market      investing in common stocks of U.S. companies with small
capitalizations.  Under normal circumstances, at least 80% of   stock market capitalizations (i.e., companies that fall
the Selling Fund's net assets plus any borrowings for           in the lowest 15% of publicly traded companies listed in
investment purposes will be invested in securities issued by    the U.S. determined by market capitalization).  These
small cap companies.  The Selling Fund will provide             securities tend to be represented in the Russell 2000
shareholders with at least 60 days notice before changing       Growth Index.  Under normal circumstances, at least 80%
this 80% policy.                                                of the Acquiring Fund's net assets plus any borrowings
                                                                for investment purposes will be invested in equity
The Selling Fund considers a small capitalization or "small     securities of small cap companies that the Adviser
cap" company to be one that has a market capitalization at      believes offer the potential for accelerated earnings or
the time of purchase between $100 million and $3 billion.       revenue growth relative to the broader stock market. The
The Selling Fund notes that capitalizations of $2 billion to    Acquiring Fund will provide shareholders with at
$3 billion are considered to be in the "mid cap" range by       least 60 days notice before changing this 80% policy.
some industry sources.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                Although the Acquiring Fund is diversified and does not
                                                                intend to focus on any particular industry sectors, the
                                                                Acquiring Fund's investment strategy may involve, at
                                                                times, investing a significant portion of its assets in
                                                                one or more industry sectors that the Adviser believes
                                                                hold high potential for growth. As a result, poor
                                                                performance or negative economic events affecting one or
                                                                more of these sectors could have a greater impact on the
                                                                Acquiring Fund than on other funds that maintain broader
                                                                sector coverage.
-------------------------------------------------------------------------------------------------------------------------

Each Fund's investment objective may be changed without shareholder approval. Each Fund invests primarily in common stocks and securities convertible to common stocks. With respect to the Selling Fund, the Adviser seeks to invest in small capitalization companies with strong growth in revenue, earnings and cash flow. Investment decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities (in the Selling Fund's portfolio) include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects. The Selling Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

With respect to the Acquiring Fund, the Adviser uses an analytical process together with fundamental research methods to rate the performance potential of companies. The Adviser buys those stocks that it believes offer the best prospects for superior performance relative to the securities of comparable companies. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Adviser may also sell holdings to adjust the Acquiring Fund's industry exposures. The Acquiring Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Acquiring Fund does not invest in IPOs.

Each Fund may also invest up to 20% of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING

The Funds are subject to loss risk, management risk, market risk, small companies risk and active trading risk. Additionally, the Acquiring Fund is subject to IPO risk. Please see "Principal Risk Factors" below for more information concerning the risks of investing in each Fund.

TEMPORARY POSITIONS

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. Each Fund will use these strategies only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

Each Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in particular types of securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

PERFORMANCE

There is no performance information for the Acquiring Fund because it has only recently commenced operations and has not completed a full calendar year of operations as of the date of the Proxy/Prospectus.

The bar chart and performance information for the Selling Fund illustrates the volatility of an investment in the Selling Fund. The Selling Fund's past performance does not necessarily indicate how either Fund will perform in the future.

This bar chart shows changes in the performance of the Selling Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Selling Fund would be less than those shown below. The performance of Class B, C, I and R Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1998     1999     2000       2001      2002        2003       2004
7.28%    35.63%   -15.19%    -8.27%    -39.47%     45.14%     -0.21%

Best Quarter                36.11%          (12/31/99)
Worst Quarter              -25.82%          (9/30/01)

The following table illustrates the average annual total returns for the period ended December 31, 2004 for the Selling Fund to those of the Russell 2000 Growth Index. The Acquiring Fund will also compare its performance to the Russell 2000 Growth Index. The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

After-tax returns are shown for only Class A Shares and after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

----------------------------------------- ---------------- --------------- ---------------------- ----------------------
CLASS A SHARES                                1 YEAR          5 YEARS         SINCE INCEPTION       DATE OF INCEPTION
----------------------------------------- ---------------- --------------- ---------------------- ----------------------
Allegiant Small Cap Growth Fund                                                                          8/1/97
   Returns Before Taxes                       -5.74%           -8.41%               0.07%
   Returns After Taxes on Distributions       -5.74%           -8.76%              -0.26%
   Returns After Taxes on Distributions
   and Sale of Fund Shares                    -3.73%           -6.95%               0.01%
----------------------------------------- ---------------- --------------- ---------------------- ----------------------
Russell 2000 Growth Index                     14.31%           -3.57%               2.87%              Since 7/31/97
(reflects no deduction for fees,
expenses or taxes)
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
CLASS B SHARES                                1 YEAR          5 YEARS         SINCE INCEPTION       DATE OF INCEPTION
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
Allegiant Small Cap Growth Fund               -5.83%           -8.32%              -0.72%                 1/6/98
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
Russell 2000 Growth Index
(reflects no deduction for fees,                                                                     Since 12/31/97
expenses or taxes)                            14.31%           -3.57%               2.73%
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
CLASS C SHARES                                1 YEAR          5 YEARS         SINCE INCEPTION       DATE OF INCEPTION
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
Allegiant Small Cap Growth Fund               -1.97%            N/A                -9.25%                 1/20/00
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
 Russell 2000 Growth Inde
 (reflects no deduction for fees,
 expenses or taxes)                           14.31%            N/A                -3.45%              Since 1/31/00
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
CLASS I SHARES                                1 YEAR          5 YEARS         SINCE INCEPTION       DATE OF INCEPTION
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
Allegiant Small Cap Growth Fund                0.10%           -7.14%               1.08%                 8/1/97
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
Russell 2000 Growth Index
(reflects no deduction for fees,
expenses or taxes)                            14.31%           -3.57%               2.87%              Since 7/31/97
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
CLASS R SHARES                                 1 YEAR                          SINCE INCEPTION      DATE OF INCEPTION
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
Allegiant Small Cap Growth Fund Returns       -1.27%            N/A                11.09%                7/31/03
----------------------------------------- --------------- ---------------- ---------------------- ----------------------
Russell 2000 Growth Index
(reflects no deduction for fees,
expenses or taxes)                            14.31%            N/A                21.84%             Since 7/31/03
----------------------------------------- --------------- ---------------- ---------------------- ----------------------

FEES AND EXPENSES

The following comparative fee tables show the fees for the Selling Fund as of May 31, 2005 and estimated expenses for the Acquiring Fund. As indicated below, the total expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (after voluntary fee waivers). The contractual management fee (currently and following the Reorganization) of the Selling Fund is the same as that of the Acquiring Fund. The pro forma tables show the Acquiring Fund's fees assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                                                    PRO FORMA -
                                                               SMALL CAP        MULTI-FACTOR SMALL  MULTI-FACTOR
                                                               GROWTH FUND -    CAP GROWTH FUND -   SMALL CAP
                                                               CLASS A SHARES   CLASS A SHARES      GROWTH FUND -
                                                               (SELLING FUND)   (ACQUIRING FUND)    CLASS A SHARES
                                                               ------------------------------------------------------
 SHAREHOLDER FEES (paid directly from your investment)
 --------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases (as a
      percentage of offering price)(1)                         5.50%             5.50%              5.50%
 --------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load) (as a percentage of
      net asset value)                                         None              None               None
 --------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
      Dividends and Other Distributions (as a percentage of
      offering price)                                          None              None               None
 --------------------------------------------------------------------------------------------------------------------
   Redemption Fee (as a percentage of amount redeemed, if
      applicable)(2)                                           2.00%             2.00%              2.00%
 --------------------------------------------------------------------------------------------------------------------
   Exchange Fee                                                None              None               None
 --------------------------------------------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (expenses that are
      deducted from Fund assets)
 --------------------------------------------------------------------------------------------------------------------
   Investment Advisory Fees(3)                                 1.00%             1.00%              1.00%
 --------------------------------------------------------------------------------------------------------------------
   Distribution (12b-1) Fees(4)                                0.08%             0.08%              0.08%
 --------------------------------------------------------------------------------------------------------------------
   Other Expenses:
 --------------------------------------------------------------------------------------------------------------------
      Shareholder Servicing Fees(5)                            0.25%             0.25%              0.25%
 --------------------------------------------------------------------------------------------------------------------
      Other                                                    0.66%             0.60%(6)           0.60%(6)
 --------------------------------------------------------------------------------------------------------------------
   Total Other Expenses                                        0.91%             0.85%              0.85%
 --------------------------------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses(3)                     1.99%             1.93%              1.93%
 --------------------------------------------------------------------------------------------------------------------

---------------------------
(1) This sales charge varies depending upon how much you invest. See the "Sales Charges" sections of the applicable prospectuses for the Funds.
(2) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see the "Redemption Fee" sections of the applicable prospectuses for the Funds.
(3) Effective October 1, 2005, the advisory fee for the Selling Fund and the Acquiring Fund will be: 1.00% on assets under management up to $499 million, 0.95% on assets from $500 million to $999 million and 0.90% on assets of $1 billion and over.
     The Adviser may waive a portion of its advisory fee for the Selling Fund during the current fiscal year. The Adviser expects to waive a portion of its advisory fees for the Acquiring Fund during the current fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:
                                                  ADVISORY FEES   TOTAL EXPENSES
      Small Cap Growth Fund                           0.55%            1.54%
      Multi-Factor Small Cap Growth Fund              0.55%            1.48%
      Pro-Forma Multi-Factor Small Cap Growth Fund    0.55%            1.48%
     These fee waivers are voluntary and may be revised or discontinued at any time.
(4) Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.08% for the Selling Fund and the Acquiring Fund during the current fiscal year.
(5) Certain financial institutions may provide administrative services to their customers who own Class A Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class A Shares. For further information, see the "Shareholder Services Plan" sections of the Statements of Additional Information for the Funds.
(6)  Other Expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in Class A Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                                         1 YEAR         3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund - Class A                             $___           $___        $___         $___
 Multi-Factor Small Cap Growth - Class A                     $___           $___
 Pro Forma - Multi-Factor Small Cap Growth - Class A         $___           $___

The example does not reflect sales charges on reinvested dividends. If these sales charges were included, your costs would be higher.

                                                         SMALL CAP GROWTH       MULTI-FACTOR SMALL  PRO FORMA -
                                                         FUND -                 CAP GROWTH FUND -   MULTI-FACTOR SMALL CAP
                                                         CLASS B SHARES         CLASS A SHARES      GROWTH FUND -
                                                         (SELLING FUND)         (ACQUIRING FUND)    CLASS A SHARES
                                                         ------------------------------------------------------------------
     SHAREHOLDER FEES (paid directly from your
        investment)
   -------------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on              None                   5.50%(1)            5.50%(1)
        Purchases (as a percentage of offering
        price)
   -------------------------------------------------------------------------------------------------------------------------
     Maximum Deferred Sales Charge (Load) (as a
        percentage of net asset value)                   5.00%(2)               None                None
   -------------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on
        Reinvested Dividends and Other
        Distributions (as a percentage of offering
        price) None None None
   -------------------------------------------------------------------------------------------------------------------------
     Redemption Fee (as a percentage of amount
        redeemed, if applicable)                         None                   2.00%(3)            2.00%(3)
   -------------------------------------------------------------------------------------------------------------------------
     Exchange Fee                                        None                   None                None
   -------------------------------------------------------------------------------------------------------------------------

     ANNUAL FUND OPERATING EXPENSES (expenses that
        are deducted from Fund assets)
   -------------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees(4)                         1.00%                  1.00%               1.00%
   -------------------------------------------------------------------------------------------------------------------------
     Distribution (12b-1) Fees                           0.75%                  0.08%(5)            0.08%(5)
   -------------------------------------------------------------------------------------------------------------------------
   Other Expenses:
   -------------------------------------------------------------------------------------------------------------------------
        Shareholder Servicing Fees(6)                    0.25%                  0.25%               0.25%
   -------------------------------------------------------------------------------------------------------------------------
        Other                                            0.66%                  0.60%(7)            0.60%(7)
   -------------------------------------------------------------------------------------------------------------------------
     Total Other Expenses                                0.91%                  0.85%               0.85%
   -------------------------------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses(4)             2.66%                  1.93%               1.93%
   -------------------------------------------------------------------------------------------------------------------------

---------------------------
(1) This sales charge varies depending upon how much you invest. See the "Sales Charges" section of the applicable prospectus for the Acquiring Fund.
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see the "Contingent Deferred Sales Charges" section of the applicable prospectus for the Selling Fund.
(3) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see the "Redemption Fee" section of the applicable prospectus for the Acquiring Fund.
(4) Effective October 1, 2005, the advisory fee for the Selling Fund and the Acquiring Fund will be: 1.00% on assets under management up to $499 million, 0.95% on assets from $500 million to $999 million and 0.90% on assets of $1 billion and over.
     The Adviser may waive a portion of its advisory fee for the Selling Fund during the current fiscal year. The Adviser expects to waive a portion of its advisory fees for the Acquiring Fund during the current fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                                                  ADVISORY FEES  TOTAL EXPENSES
      Small Cap Growth Fund                           0.55%           2.21%
      Multi-Factor Small Cap Growth Fund              0.55%           1.48%
      Pro-Forma Multi-Factor Small Cap Growth Fund    0.55%           1.48%

     These fee waivers are voluntary and may be revised or discontinued at any time.
(5) Class A Shares of the Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.08% during the current fiscal year.
(6) Certain financial institutions may provide administrative services to their customers who own Class A Shares or Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share class. For further information, see the "Shareholder Services Plan" sections of the Statements of Additional Information for the Funds.
(7)  Other Expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in Class B Shares of the Selling Fund and Class A Shares of the Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                     1 YEAR         3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------
 Small Cap Growth Fund - Class B(1)      $___            $___        $___         $___
 Small Cap Growth Fund - Class B(2)      $___            $___        $___         $___
 Multi-Factor Small Cap Growth Fund -
    Class A                              $___            $___
 Pro Forma -Multi-Factor Small Cap
    Growth Fund - Class A                $___            $___

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.

The example does not reflect sales charges on reinvested dividends. If these sales charges were included, your costs would be higher.

                                                                             MULTI-FACTOR         PRO FORMA -
                                                         SMALL CAP           SMALL CAP GROWTH     MULTI-FACTOR
                                                         GROWTH FUND -       FUND -               SMALL CAP GROWTH
                                                         CLASS C SHARES      CLASS C SHARES       FUND -
                                                         (SELLING FUND)      (ACQUIRING FUND)     CLASS C SHARES
     ------------------------------------------------------------------------------------------------------------------
       SHAREHOLDER FEES (paid directly from your
          investment)
     ------------------------------------------------------------------------------------------------------------------
       Maximum Sales Charge (Load) Imposed on
          Purchases (as a percentage of offering
          price)                                         None                None                 None
     ------------------------------------------------------------------------------------------------------------------
       Maximum Deferred Sales Charge (Load) (as a
          percentage of net asset value)(1)              1.00%               1.00%                1.00%
     ------------------------------------------------------------------------------------------------------------------
       Maximum Sales Charge (Load) Imposed on
          Reinvested Dividends and Other
          Distributions (as a percentage of offering
          price)                                         None                None                 None
     ------------------------------------------------------------------------------------------------------------------
       Redemption Fee (as a percentage of amount
          redeemed, if applicable)                       None                2.00%(2)             2.00%(2)
     ------------------------------------------------------------------------------------------------------------------
       Exchange Fee                                      None                None                 None
     ------------------------------------------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES (expenses that
          are deducted from Fund assets)
     ------------------------------------------------------------------------------------------------------------------
       Investment Advisory Fees(3)                       1.00%               1.00%                1.00%
     ------------------------------------------------------------------------------------------------------------------
       Distribution (12b-1) Fees                         0.75%               0.75%                0.75%
     ------------------------------------------------------------------------------------------------------------------
       Other Expenses:
          Shareholder Servicing Fees(4)                  0.25%               0.25%                0.25%
     ------------------------------------------------------------------------------------------------------------------
          Other                                          0.66%               0.60%(5)             0.60%(5)
     ------------------------------------------------------------------------------------------------------------------
       Total Other Expenses                              0.91%               0.85%                0.85%
     ------------------------------------------------------------------------------------------------------------------
       Total Annual Fund Operating Expenses(3)           2.66%               2.60%                2.60%
     ------------------------------------------------------------------------------------------------------------------

---------------------------
(1) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
(2) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see the "Redemption Fee" section of the applicable prospectus for the Acquiring Fund.
(3) Effective October 1, 2005, the advisory fee for the Selling Fund and the Acquiring Fund will be: 1.00% on assets under management up to $499 million, 0.95% on assets from $500 million to $999 million and 0.90% on assets of $1 billion and over.
     The Adviser may waive a portion of its advisory fee for the Selling Fund during the current fiscal year. The Adviser expects to waive a portion of its advisory fees for the Acquiring Fund during the current fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:
                                                   ADVISORY FEES  TOTAL EXPENSES
       Small Cap Growth Fund                           0.55%           2.21%
       Multi-Factor Small Cap Growth Fund              0.55%           2.15%
       Pro-Forma Multi-Factor Small Cap Growth Fund    0.55%           2.15%

     These fee waivers are voluntary and may be revised or discontinued at any time.
(4) Certain financial institutions may provide administrative services to their customers who own Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class C Shares. For further information, see the "Shareholder Services Plan" sections of the Statements of Additional Information for the Funds.
(5)  Other Expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in Class C Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                                               1 YEAR      3 YEARS     5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund - Class C(1)                                $___        $___        $___           $___
 Small Cap Growth Fund - Class C(2)                                $___        $___        $___           $___
 Multi-Factor Small Cap Growth Fund - Class C(1)                   $___        $___
 Multi-Factor Small Cap Growth Fund - Class C(2)                   $___        $___
 Pro Forma - Multi-Factor Small Cap Growth Fund - Class C(1)       $___        $___
 Pro Forma -Multi-Factor Small Cap Growth Fund - Class C(2)        $___        $___

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

The example does not reflect sales charges on reinvested dividends. If these sales charges were included, your costs would be higher.

                                                                                 MULTI-FACTOR       PRO FORMA -
                                                               SMALL CAP         SMALL CAP          MULTI-FACTOR
                                                               GROWTH FUND -     GROWTH FUND -      SMALL CAP
                                                               CLASS I SHARES    CLASS I SHARES     GROWTH FUND -
                                                               (SELLING FUND)    (ACQUIRING FUND)   CLASS I SHARES
                                                               ------------------------------------------------------
 SHAREHOLDER FEES (paid directly from your investment)
 --------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases (as a
      percentage of offering price)                            None              None               None
 --------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load) (as a percentage of
      net asset value)                                         None              None               None
 --------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
      Dividends and Other Distributions (as a percentage of
      offering price)                                          None              None               None
 --------------------------------------------------------------------------------------------------------------------
   Redemption Fee (as a percentage of amount redeemed, if
      applicable)(1)                                           2.00%             2.00%              2.00%
 --------------------------------------------------------------------------------------------------------------------
   Exchange Fee                                                None              None               None
 --------------------------------------------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (expenses that are
      deducted from Fund assets)
   Investment Advisory Fees(2)                                 1.00%             1.00%              1.00%
 --------------------------------------------------------------------------------------------------------------------
   Distribution (12b-1) Fees(3)                                0.08%             0.08%              0.08%
 --------------------------------------------------------------------------------------------------------------------
   Other Expenses                                              0.66%             0.60%(4)           0.60%(4)
 --------------------------------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses(2)                     1.74%             1.68%              1.68%
 --------------------------------------------------------------------------------------------------------------------

---------------------------
(1) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see the "Redemption Fee" sections of the applicable prospectuses for the Funds.
(2) Effective October 1, 2005, the advisory fee for the Selling Fund and the Acquiring Fund will be: 1.00% on assets under management up to $499 million, 0.95% on assets from $500 million to $999 million and 0.90% on assets of $1 billion and over.
     The Adviser may waive a portion of its advisory fee for the Selling Fund during the current fiscal year. The Adviser expects to waive a portion of its advisory fees for the Acquiring Fund during the current fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                                                   ADVISORY FEES  TOTAL EXPENSES
      Small Cap Growth Fund                            0.55%           1.29%
      Multi-Factor Small Cap Growth Fund               0.55%           1.23%
      Pro-Forma Multi-Factor Small Cap Growth Fund     0.55%           1.23%

     These fee waivers are voluntary and may be revised or discontinued at any time.
(3) Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.08% for the Selling Fund and the Acquiring Fund during the current fiscal year.
(4)  Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE-CLASS I SHARES

The Example is intended to help you compare the cost of investing in Class I Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


FUND                                                            1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund - Class I                                $___        $___        $___        $___
 Multi-Factor Small Cap Growth Fund - Class I                   $___        $___
 Pro Forma - Multi-Factor Small Cap Growth Fund - Class I       $___        $___

The example does not reflect sales charges on reinvested dividends. If these sales charges were included, your costs would be higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                 MULTI-FACTOR       PRO FORMA -
                                                               SMALL CAP         SMALL CAP          MULTI-FACTOR
                                                               GROWTH FUND -     GROWTH FUND -      SMALL CAP
                                                               CLASS R SHARES    CLASS R SHARES     GROWTH FUND -
                                                               (SELLING FUND)    (ACQUIRING FUND)   CLASS R SHARES
                                                               ------------------------------------------------------
 SHAREHOLDER FEES (paid directly from your investment)
 --------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases (as a
      percentage of offering price)                            None              None               None
 --------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load) (as a percentage of
      net asset value)(1)                                      0.75%             0.75%              0.75%
 --------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
      Dividends and Other Distributions (as a percentage of
      offering price)                                          None              None               None
 --------------------------------------------------------------------------------------------------------------------
   Redemption Fee (as a percentage of amount redeemed, if
      applicable)                                              None              None               None
 --------------------------------------------------------------------------------------------------------------------
   Exchange Fee                                                None              None               None
 --------------------------------------------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (expenses that are
      deducted from Fund assets)
 --------------------------------------------------------------------------------------------------------------------
   Investment Advisory Fees(2)                                 1.00%             1.00%              1.00%
 --------------------------------------------------------------------------------------------------------------------
   Distribution (12b-1) Fees                                   0.60%             0.60%              0.60%
 --------------------------------------------------------------------------------------------------------------------
   Other Expenses                                              0.66%             0.60%(3)           0.60%(3)
 --------------------------------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses(2)                     2.26%             2.20%              2.20%
 --------------------------------------------------------------------------------------------------------------------

---------------------------
(1) A contingent deferred sales charge is charged only with respect to Class R Shares redeemed prior to eighteen months from the date of purchase.
(2) Effective October 1, 2005, the advisory fee for the Selling Fund and the Acquiring Fund will be: 1.00% on assets under management up to $499 million, 0.95% on assets from $500 million to $999 million and 0.90% on assets of $1 billion and over.
     The Adviser may waive a portion of its advisory fee for the Selling Fund during the current fiscal year. With respect to the Selling Fund, the Adviser may waive an additional 0.10% of its advisory fees over the applied, planned waivers noted below. The Adviser expects to waive a portion of its advisory fees for the Acquiring Fund during the current fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:
                                                   ADVISORY FEES  TOTAL EXPENSES
      Small Cap Growth Fund                            0.55%           1.81%
      Multi-Factor Small Cap Growth Fund               0.55%           1.75%
      Pro-Forma Multi-Factor Small Cap Growth Fund     0.55%           1.75%

     These fee waivers are voluntary and may be revised or discontinued at any time.
(3)  Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE-CLASS R SHARES

The Example is intended to help you compare the cost of investing in Class R Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                                           1 YEAR      3 YEARS     5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund - Class R                                $___         $___        $___         $___
 Multi-Factor Small Cap Growth Fund - Class R                   $___         $___
 Pro Forma - Multi-Factor Small Cap Growth Fund - Class R       $___         $___

PRICING OF FUND SHARES

The procedures and details regarding the pricing of Fund shares and how the Fund calculates the NAV of the Selling Fund and the Acquiring Fund are identical. See the applicable prospectuses for detailed information.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

The procedures for purchasing, redeeming and exchanging shares of the Selling Fund and the Acquiring Fund are identical. See the applicable prospectuses for detailed information.

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the net asset value per share next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment as follows:

                                     SALES CHARGE AS % OF              AS A % OF            DEALERS' REALLOWANCE AS A
                                      OFFERING PRICE PER            NET ASSET VALUE          % OF OFFERING PRICE PER
IF YOUR INVESTMENT IS:                     SHARE                       PER SHARE                    SHARE
Less than $25,000                           5.50                         5.82                        5.00

$25,000 but less than $50,000               5.25                         5.54                        4.75

$50,000 but less than $100,000              4.75                         4.99                        4.25

$100,000 but less than $250,000             3.75                         3.90                        3.25

                                     SALES CHARGE AS % OF              AS A % OF            DEALERS' REALLOWANCE AS A
                                      OFFERING PRICE PER            NET ASSET VALUE          % OF OFFERING PRICE PER
IF YOUR INVESTMENT IS:                     SHARE                       PER SHARE                    SHARE

$250,000 but less than $500,000             3.00                         3.09                        2.50


$500,000 but less than $1,000,000           2.00                         2.04                        1.50


$1,000,000 or more                          0.00                         0.00                        0.00

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within 18 months after the purchase date, a sales charge will be assessed against your account.

You may qualify for a reduced sales charge if you purchase shares of an Allegiant Fund. When calculating the appropriate sales charge rate, Allegiant will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21), in investment accounts held at different broker dealers and retirement accounts. This combination also applies to Class A Shares that you purchase with a Letter of Intent, described in the applicable prospectus section entitled "Reduced Sales Charges - Class A Shares." YOU MUST NOTIFY ALLEGIANT OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT AT THE TIME OF PURCHASE. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the fund or your financial intermediary of the existence of other accounts which you have with an intermediary in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be asked to provide information or records, including account statements, regarding shares of Allegiant Funds held in:

     o   all of your accounts at Allegiant or a financial intermediary;

     o   any of your accounts at another financial intermediary; and

     o accounts of parties related to you, such as your spouse or minor children (under age 21), at any financial intermediary.

To value accounts in order to determine whether you have met sales load breakpoints, Allegiant combines the amount of your new investment with the current value of your existing eligible holdings. For more information on reduced sales charges, please visit Allegiant's website at WWW.ALLEGIANTFUNDS.COM or consult your broker or financial intermediary. The website includes information on sales charges, free of charge and in a clear and prominent format (click on "Funds," click on "Sales Charges and Breakpoints" and then on "click here" for the "Understanding Share Classes" where you can click to review the prospectus). For more information on reduced sales charges, please see the applicable prospectus.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

Each share class of the Selling Fund and Acquiring Fund is subject to a distribution plan under Rule 12b-1 (each a "Plan" and, collectively, the "Plans") which allows the Funds to reimburse expenses related to the sale and distribution of their shares. The Funds may make payments under the Plans for the purpose of financing any activity primarily intended to result in the sale and distribution of their shares. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The table below indicates the fees expected to be incurred under the Plans for the current fiscal year. Unless otherwise noted, the fees shown also represent the maximum amount payable under each Plan.

-----------------------------------------------------------------------------
Selling Fund        Selling Fund           Acquiring Fund      Acquiring Fund
Share Class         Distribution (12b-1)   Share Class         Distribution
                    Fees                                       (12b-1) Fees
-----------------------------------------------------------------------------
Class A Shares(1)   0.08%                  Class A Shares(1)   0.08%
-----------------------------------------------------------------------------
Class B Shares      0.75%                  Class A Shares(1)   0.08%
-----------------------------------------------------------------------------
Class C Shares      0.75%                  Class C Shares      0.75%
-----------------------------------------------------------------------------
Class I Shares(1)   0.08%                  Class I Shares(1)   0.08%
-----------------------------------------------------------------------------
Class R Shares      0.60%                  Class R Shares      0.60%
-----------------------------------------------------------------------------

   1 Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds'
     Plan for Class A Shares but expects such reimbursements to be no more than 0.08% for the Selling Fund and Acquiring Fund. Similarly, each Fund may also reimburse expenses up to a maximum of 0.10% under the Funds' Plan for Class I Shares but expects such reimbursements to be no more than 0.08% for the Selling Fund and Acquiring Fund.

The Selling Fund has adopted a shareholder services plan with respect to its Class A Shares, Class B Shares and Class C Shares. The Acquiring Fund has adopted a shareholder services plan with respect to its Class A Shares and Class C Shares. Accordingly, each share class may pay for services provided by financial institutions to its shareholders who hold such shares. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these financial institutions up to 0.25% of the average daily net assets attributable to Class A Shares, Class B Shares or Class C Shares for these shareholder services.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each of the Selling Fund and Acquiring Fund pays dividends from net investment income annually. Each Fund makes distributions of capital gains, if any, at least annually. The Funds make additional distributions, if necessary, to avoid the imposition of any Federal income or excise taxes on the Funds. See the applicable prospectuses for more detailed information. Before the Reorganization, the Selling Fund expects to distribute ordinary income and capital gains, if any, to its shareholders. These distributions will be taxable to shareholders.

                             PRINCIPAL RISK FACTORS

The investment objectives and policies of the Funds are substantially similar. Therefore, an investment in the Acquiring Fund will involve materially the same investment risks as an investment in the Selling Fund. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its investment goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its investment goal. For a more complete discussion of the risks associated with the Funds, see the enclosed prospectus.

--------------------------------------------------------------------------------
ALLEGIANT SMALL CAP GROWTH FUND    ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
(Selling Fund)                     (Acquiring Fund)
--------------------------------------------------------------------------------
PRINCIPAL RISKS:                   PRINCIPAL RISKS:

o    Loss Risk                     o    Loss Risk
o    Management Risk               o    Management Risk
o    Market Risk                   o    Market Risk
o    Small Companies Risk          o    Small Companies Risk
o    Active Trading Risk           o    Active Trading Risk
                                   o    IPO Risk
--------------------------------------------------------------------------------

LOSS RISK. You could lose money on an investment in a Fund, just as you could with other investments. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

MANAGEMENT RISK. A strategy that the Adviser uses may fail to produce the intended results. The particular securities and types of securities a Fund holds may underperform other securities and types of securities. There can be no assurance that a Fund will achieve its investment objective.

MARKET RISK. Since each Fund purchases common stocks, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Funds' securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Each Fund is also subject to the risk that small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. The smaller capitalization companies the Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK. The Funds' Adviser frequently buys and sells securities, which results in correspondingly higher expenses and other transaction costs, and which are ultimately borne by the Funds' shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Funds' shareholders.

IPO RISK. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

                               INVESTMENT ADVISER

AAMC, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. Prior to June 13, 2005, the Adviser was known as National City Investment Management Company. As of June 30, 2005, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995. The Adviser utilizes a team approach for the day-to-day management of the Funds. No one person is primarily responsible for making investment recommendations to the team. The Structured Equity Investment Management Team of the Adviser currently manages both Funds. The name and business experience of the members of the Structured Equity Investment Management Team are shown in the table below.

------------------------------------------------------------------------------------------------------------------
NAME                                  BUSINESS EXPERIENCE
-------------------------------------------------------------------------------------------------------------------
STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------
Hitesh Patel, PhD                      Mr. Patel has overall responsibility for quantitative research and
Director of Structured Equity          portfolio management for the Funds.
Strategies
Years with Adviser:  less than 1       Prior to joining the Adviser in April 2005, Mr. Patel served as Director
Industry experience:  10 years         of Quantitative Research at Harris Investment Management, Inc. ("HIM").
                                       Mr. Patel had been with HIM since 1998.
------------------------------------------------------------------------------------------------------------------
Paul Kleinaitis, CFA                   Mr. Kleinaitis is responsible for portfolio management and investment
Senior Portfolio Manager               research for the Funds.
Years with Adviser: less than 1
Industry experience:  18 years         Prior to joining the Adviser in April 2005, Mr. Kleinaitis was a portfolio manager for Harris Investment Management, Inc. Mr. Kleinaitis
                                       had been with HIM since 1999.
------------------------------------------------------------------------------------------------------------------
Rob Roquitte, CFA                      Mr. Roquitte is responsible for portfolio management for the Funds.
Senior Portfolio Manager
Years with Adviser: less than 1        Prior to joining the Adviser in April 2005, Mr. Roquitte was a portfolio
Industry experience:  17 years         manager for Harris Investment Management, Inc. Mr. Roquitte had been with
                                       HIM since 1999.
------------------------------------------------------------------------------------------------------------------
Steven Greiner, PhD                    Mr. Greiner is responsible for quantitative research and portfolio
Senior Quantitative Strategist         modeling for the Funds.
Years with Adviser: less than 1
Industry experience:  25 years         Prior to joining the Adviser in April 2005, Mr. Greiner served as senior quantitative strategist at Harris Investment Management, Inc. since
                                       2003.  Prior to that, he served as Director of Quantitative Research with
                                       Clover Capital Management. Mr. Greiner had been with Clover Capital
                                       Management since 2000.
------------------------------------------------------------------------------------------------------------------

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Information about the Structured Equity Investment Management Team's compensation, other accounts managed and the Team's ownership of securities in the Funds are found in each Fund's Statement of Additional Information.

INVESTMENT ADVISORY FEES

Each Fund pays the Adviser an annual investment management fee on a monthly basis. The fee paid by the Selling Fund for the fiscal year ended May 31, 2005 was 1.00% of average net assets. The contractual annual investment management fee of the Acquiring Fund is 1.00%. Effective October 1, 2005, the advisory fee for the Selling Fund and the Acquiring Fund will be: 1.00% on assets under management up to $499 million, 0.95% on assets from $500 million to $999 million and 0.90% on assets of $1 billion and over.

A discussion regarding the basis for the Board's approval of the Selling and Acquiring Funds' investment advisory contract will be available in the Funds' semi-annual report to shareholders for the period ended November 30, 2005.

                                   DISTRIBUTOR

Professional Funds Distributor, LLC, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Distributor of the Funds. Prior to May 1, 2003, SEI Investments Distribution Co., with its principal offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456, served as the Distributor of the Funds.

                           CO-ADMINISTRATION SERVICES

PFPC Inc., with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, and National City Bank ("NCB"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 04414, began serving as co-administrators to the Trust on June 1, 2003. Prior to June 1, 2003, SEI Investments Global Fund Services ("SIGFS"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, and NCB served as co-administrators to the Trust. NCB is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser. Prior to August 1, 2000, SIGFS served as sole administrator to the Trust and NCB provided sub-administration services to the Trust.

                   INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION

The terms and conditions under which the Reorganization will be implemented are set forth in the Reorganization Plan (the form of which is attached hereto as Exhibit A). Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan.

Pursuant to the Reorganization Plan, the Board of Trustees is proposing that the Selling Fund transfer all of its assets and assign all of its stated liabilities to the Acquiring Fund, in exchange for shares of the Acquiring Fund, having an aggregate net asset value equal to the value of all assets transferred less the stated liabilities of the Selling Fund assumed by the Acquiring Fund. The Selling Fund then will effect a pro rata distribution of such shares of the Acquiring Fund to the shareholders of record of the Selling Fund as of the Effective Time of the Reorganization. The Selling Fund would then be liquidated and dissolved. As a result, the shareholders of the Selling Fund will become shareholders of the Acquiring Fund. The total value of the Acquiring Fund shares will be the same as the total value of the shares of the Selling Fund prior to the Reorganization.

Shareholders of the Selling Fund will receive the same class of shares of the Acquiring Fund as the shares of the Selling Fund they held prior to the Reorganization, with the exception of the Class B Shares of the Selling Fund, which will receive Class A Shares of the Acquiring Fund. Shareholders of the Selling Fund who receive shares of the Acquiring Fund in the Reorganization will have the same rights with respect to the Acquiring Fund after the Reorganization as they had as shareholders of the Selling Fund.

The value of the Selling Fund's assets acquired and the amount of its liabilities assumed by the Acquiring Fund and the net asset value per share of the Acquiring Fund will be determined on the business day next preceding the Closing Date in accordance with valuation procedures described in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

Completion of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. In addition, the Reorganization Plan and the Reorganization may be abandoned at any time for any reason prior to the Closing Date by the vote of a majority of the Board of Trustees, even if a majority of the Selling Fund's shareholders approve the Reorganization. At any time prior to or after approval of the Reorganization Plan by shareholders of the Selling Fund, any provision of the Reorganization Plan may be amended upon authorization of the Board of Trustees without approval of the Selling Fund's shareholders. At any time prior to the Closing Date, the Board of Trustees may waive any condition set forth in the Reorganization Plan if, in the Board's judgment, such waiver will not have a material adverse effect on the interests of either Fund's shareholders.

These provisions permit the Board of Trustees to amend and waive provisions that are substantive, as well as provisions that are ministerial or de minimis in nature. In approving any such amendment or granting any such waiver, the Board will be subject to its fiduciary duties of care and loyalty to shareholders.

REASONS FOR THE REORGANIZATION

At a meeting held on May 17, 2005, the Board of Trustees of the Trust approved the Reorganization Plan. The Board of Trustees is proposing the Reorganization in an attempt to reduce expenses associated with the operations of the Funds. The Board of Trustees determined that the investment objectives and policies of the Funds are substantially the same. Also, both Funds hold nearly all of their assets in publicly traded smaller cap equity securities. The Board considered that the expense ratio (after voluntary waivers) for the Acquiring Fund was lower than the expense ratio for the Selling Fund in each share class, which would result in a reduction of expenses for shareholders of the Selling Fund upon the closing of the Reorganization. The Board of Trustees considered the potential effects of the Reorganization on expense ratios over time. The Trustees considered that operating efficiencies would be likely to result from managing one fund instead of two similar funds. It was expected that the combined fund should realize economies of scale that may, in the long run, result in lower expense ratios as the combined assets increase and certain fixed costs are spread among a larger asset base. Therefore, given the long-term reduction of expenses expected to be realized by combining the Funds, the reduction of fees (after voluntary waivers) passed on to shareholders and the compatibility between the investment objectives and policies of both Funds, the Board of Trustees determined that the Reorganization would enable the shareholders of the Selling Fund to continue their individual investment programs without substantial disruption. In addition, the shareholders of the Selling Fund will have the same shareholder rights since both Funds are series of the Trust governed by the same Declaration of Trust and Code of Regulations.

The Board of Trustees considered various factors in reviewing the proposed Reorganization. Such factors include, but are not limited to the following:

o improved operating efficiencies of the Selling Fund and Acquiring Fund after the Reorganization due to the combination of similar Funds;

o the expected realization of economies of scale in the long run due to the Adviser managing one fund instead of two funds with substantially the same investment objectives and policies;

o similarities and differences between the investment objectives, policies and strategies of the Selling Fund and those of the Acquiring Fund;

o the expectation of no reduction of the services provided to the Selling Fund shareholders after the Reorganization;

o no shareholder will pay a sales charge in connection with the Reorganization;

o the proposed Reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the Selling Fund, the Acquiring Fund or their respective shareholders;

o the proposed Reorganization is in the best interests of both Funds and their shareholders and will not dilute the interests of either Fund's shareholders; and

o the Selling Fund shareholders will have the opportunity to vote on the Reorganization.

For these and other reasons, the Board of Trustees believes that the Reorganization is in the best interest of the Selling Fund and its shareholders. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

FEDERAL INCOME TAXES

It is the opinion of Drinker Biddle & Reath LLP (based upon certain facts, qualifications, assumptions and representations) that for federal income tax purposes:

                  (1) the Reorganization will constitute a "reorganization" within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

                  (2) the Selling Fund will recognize no gain or loss (a) upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption of liabilities of the Selling Fund, or (b) upon the distribution of those shares to the shareholders of the Selling Fund;

                  (3) the Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Selling Fund in exchange for shares of the Acquiring Fund and the assumption of the liabilities of the Selling Fund;

                  (4) the tax basis in the hands of the Acquiring Fund of each asset of the Selling Fund transferred to the Acquiring Fund in the transaction will be the same as the tax basis of that asset in the hands of the Selling Fund immediately before the transfer;

                  (5) the holding period in the hands of the Acquiring Fund of each asset of the Selling Fund transferred to the Acquiring Fund in the Reorganization will include the period during which that asset was held by the Selling Fund;

                  (6) the shareholders of the Selling Fund will recognize no gain or loss upon the exchange of shares of the Selling Fund for shares of the Acquiring Fund;

                  (7) the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Selling Fund will equal the aggregate tax basis of Selling Fund shares surrendered by that shareholder in the Reorganization;

                  (8) the holding periods of the Acquiring Fund shares received by each Selling Fund shareholder will include the holding periods of the Selling Fund shares surrendered by that shareholder in the Reorganization, provided that the Selling Fund shares are held by that shareholder as capital assets on the date of the exchange; and

                  (9) the Acquiring Fund will succeed to and take into account the tax attributes of the Selling Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Shares held for the purpose of investment are generally considered to be capital assets. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

Immediately before the Reorganization, the Selling Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for taxable years ending on or before the date of the Reorganization (computed without regard to any deduction for dividends paid) and all of the Selling Fund's net capital gain, if any, recognized in taxable years ending on or before the date of the Reorganization. Any such dividends will generally be included in the taxable income of the Selling Fund's shareholders.

As a result of the Reorganization, the Acquiring Fund will succeed to the tax attributes of the Selling Fund, except that the amount of capital loss carryforwards of the Selling Fund that the Acquiring Fund may use to offset capital gains recognized after the Reorganization will be subject to an annual limitation under Internal Revenue Code sections 382 and 383. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value of the Selling Fund as of the Closing Date multiplied by that month's "long-term tax-exempt rate" (which is a market-based rate published by the Internal Revenue Service each month) plus (2) the amount of any unrealized built-in gains of the Selling Fund as of the Closing Date that the Acquiring Fund recognizes within the first five taxable years ending after the Closing Date. (The annual limitation will be proportionately reduced for the post-Closing Date portion of the Acquiring Fund's current taxable year and for any subsequent short taxable year.)

SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

                              FINANCIAL HIGHLIGHTS

The table that follows presents performance information about each share class of the Selling Fund. The Acquiring Fund recently commenced investment operations and does not have a performance history. This information is intended to help you understand the Selling Fund's financial performance for the past five years or, if shorter, the period of the share class' operations. All per share information reflects financial information for a single Selling Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by __________________. _____ serves as the Funds' independent registered public accounting firm and their report, along with each Fund's financial statements, is included in the Funds' annual report dated May 31, 2005 and are incorporated by reference into the Statement of Additional Information that relates to this Combined Proxy Statement/Prospectus.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863). Exhibits B and C to this Combined Proxy Statement/ Prospectus contain additional information about the Funds' performance and the factors that affected their performance during the last fiscal year.

SELECTED PER SHARE DATA AND RATIOS FOR THE YEARS ENDED MAY 31,
UNLESS OTHERWISE INDICATED


                                     Realized
              Net                       and                Distributions   Net
             Asset        Net       Unrealized   Dividends   from Net     Asset
             Value,    Investment   Gain (Loss)  from Net    Realized     Value,
           Beginning     Income/        on      Investment    Capital      End     Total
            of Year      (Loss)    Investments    Income       Gains     of Year  Return+
SMALL CAP GROWTH FUND
CLASS A
2005          $8.94    $(0.07)(1)    $(0.40)      $(0.00)     $(0.00)     $8.47    (5.26)%
2004           7.59     (0.11)(1)      1.46        (0.00)      (0.00)      8.94    17.79
2003           9.07     (0.08)(1)     (1.40)       (0.00)      (0.00)      7.59   (16.32)
2002          11.44     (0.12)(1)     (2.25)       (0.00)      (0.00)      9.07   (20.72)
2001          14.81     (0.09)(1)     (1.92)       (0.00)      (1.36)     11.44   (14.97)

CLASS B
2005          $8.54    $(0.13)(1)    $(0.37)      $(0.00)     $(0.00)     $8.04    (5.86)%
2004           7.30     (0.17)(1)      1.41        (0.00)      (0.00)      8.54    16.99
2003           8.79     (0.12)(1)     (1.37)       (0.00)      (0.00)      7.30   (16.95)
2002          11.16     (0.18)(1)     (2.19)       (0.00)      (0.00)      8.79   (21.24)
2001          14.58     (0.18)(1)     (1.88)       (0.00)      (1.36)     11.16   (15.59)

CLASS C
2005          $8.56    $(0.13)(1)    $(0.37)      $(0.00)     $(0.00)     $8.06   (5.84)%
2004           7.32     (0.17)(1)      1.41        (0.00)      (0.00)      8.56    16.94
2003           8.81     (0.12)(1)     (1.37)       (0.00)      (0.00)      7.32   (16.91)
2002          11.19     (0.18)(1)     (2.20)       (0.00)      (0.00)      8.81   (21.27)
2001          14.57     (0.18)(1)     (1.84)       (0.00)      (1.36)     11.19   (15.32)

CLASS I
2005          $9.09    $(0.07)(1)    $(0.39)      $(0.00)     $(0.00)     $8.63    (5.06)%
2004           7.70     (0.09)(1)      1.48        (0.00)      (0.00)      9.09    18.05
2003           9.18     (0.06)(1)     (1.42)       (0.00)      (0.00)      7.70   (16.12)
2002          11.56     (0.09)(1)     (2.29)       (0.00)      (0.00)      9.18   (20.59)
2001          14.91     (0.06)(1)     (1.93)       (0.00)      (1.36)     11.56   (14.72)

CLASS R
2005          $8.92    $(0.10)(1)    $(0.39)      $(0.00)     $(0.00)     $8.43    (5.49)%
2004(2)        8.13     (0.11)(1)      0.90        (0.00)      (0.00)      8.92     9.72

                                                                  Ratio of Net
                                                                   Investment
                         Ratio of                       Ratio     Income/(Loss)
                         Expenses    Ratio of Net    of Expenses   Average to
            Net Assets      to        Investment      to Average   Net Assets
              End of      Average    Income/(Loss)    Net Assets    (Before      Portfolio
               Year         Net       to Average     (Before Fee      Fee        Turnover
              (000s)       Assets     Net Assets       Waivers)     Waivers)       Rate
SMALL CAP GROWTH FUND
CLASS A
2005         $18,412       1.57%       (1.07)%          1.68%       (1.18)%        280%
2004          22,493       1.48        (1.27)           1.48        (1.27)         340
2003          18,814       1.54        (1.17)           1.54        (1.17)         119
2002          21,941       1.49        (1.13)           1.49        (1.13)         122
2001          31,327       1.52        (0.69)           1.57        (0.74)         174

CLASS B
2005          $2,630       2.26%       (1.76)%          2.37%       (1.87)%        280%
2004           5,186       2.18        (1.97)           2.18        (1.97)         340
2003           5,141       2.25        (1.88)           2.25        (1.88)         119
2002           8,055       2.20        (1.84)           2.20        (1.84)         122
2001          13,010       2.22        (1.39)           2.27        (1.44)         174

CLASS C
2005            $653       2.26%       (1.76)%          2.37%       (1.87)%        280%
2004             719       2.18        (1.97)           2.18        (1.97)         340
2003             390       2.25        (1.88)           2.25        (1.88)         119
2002             476       2.20        (1.84)           2.20        (1.84)         122
2001             374       2.22        (1.39)           2.27        (1.44)         174

CLASS I
2005         $28,035       1.32%       (0.82)%          1.43%       (0.93)%        280%
2004         134,244       1.23        (1.02)           1.23        (1.02)         340
2003         156,646       1.29        (0.92)           1.29        (0.92)         119
2002         268,485       1.24        (0.88)           1.24        (0.88)         122
2001         304,754       1.27        (0.44)           1.32        (0.49)         174

CLASS R
2005            $131       1.86%       (1.36)%          1.97%       (1.47)%        280%
2004(2)          168       1.70        (1.62)           1.70        (1.62)         340

+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Small Cap Growth Fund Class R commenced operations on July 31, 2003. All ratios for the respective periods have been annualized.

                                 CAPITALIZATION

The following table sets forth as of ___________ the unaudited capitalization of the Selling Fund. The Acquiring Fund only recently commenced investment operations. Accordingly, the net assets of the Acquiring Fund are minimal and the proforma combined capitalization of the Acquiring Fund will not materially differ from the capitalization of the Selling Fund shown below. The capitalization of the Selling Fund and the Acquiring Fund are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                             NET ASSET VALUE   SHARES
  SELLING FUND            NET ASSETS         PER SHARE         OUTSTANDING
  ------------            ----------         ---------         -----------
  Class A*                $                  $
  Class B*                $                  $
  Class C                 $                  $
  Class I                 $                  $
  Class R                 $                  $
                          --------------------                 -----------------
         TOTAL            $
                          ====================                 =================

* Upon completion of the Reorganization, the Selling Fund's Class A and Class B Shares will be exchanged for the Acquiring Fund's Class A Shares.

                               SHAREHOLDER RIGHTS

GENERAL. The Trust is an open-end management investment company established as a Massachusetts business trust pursuant to its Declaration of Trust. The Trust is also governed by its Code of Regulations and applicable laws of the Commonwealth of Massachusetts.

SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of 35 separate investment series and offers for sale shares of 32 of those separate investment series. The shares of the Funds have no preference as to conversion features, dissenter's rights, exchange privileges or preemptive rights.

VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series, except that: (i) when so required by the 1940 Act, the shares are voted in the aggregate and not by individual series or class; and (ii) when the Trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the Board of Trustees or on the written request of shareholders owning at least 20% of the outstanding shares entitled to vote.

ELECTION AND TERM OF TRUSTEES. The Trust's affairs are supervised by the Board of Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, the Board of Trustees may be elected by shareholders or appointed in accordance with the Trust's Declaration of Trust. Under the Trust's Declaration of Trust, each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment or until his or her successor has been elected and qualified. A Trustee may be removed, with or without cause, at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal.

SHAREHOLDER LIABILITY. Pursuant to Massachusetts law and the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Board of Trustees or the Trust.

TRUSTEE LIABILITY. Pursuant to Massachusetts law and the Trust's Declaration of Trust, Trustees are not personally liable to any person other than the Trust and the shareholders for any act, omission or obligation of the Trust or another Trustee. Pursuant to the Trust's Declaration of Trust, Trustees are not personally liable for any act or omission to act while acting as a Trustee or for any act or omission of any other person or party, except that Trustees are not protected against liability to the Trust or to shareholders resulting from their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a Trustee. The Trust generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except for liabilities and expenses arising from a Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as a Trustee.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE FUNDS UNDER THE TRUST'S GOVERNING CHARTER DOCUMENTS, CODE OF REGULATIONS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                                 VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust.

VOTING RIGHTS AND REQUIRED VOTE

The proposed Reorganization of the Funds will be voted upon by the shareholders of the Selling Fund only. Shareholders of the Selling Fund are entitled to one vote for each full share held and fractional votes for fractional shares. A majority of the shares of the Selling Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to the Selling Fund requires the vote of a majority (more than 50%) of the outstanding voting securities of the Selling Fund. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by the Adviser, on behalf of the Funds.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of the Selling Fund at the close of business on ______, 2005 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, the following shares of each class of the Selling Fund were outstanding and entitled to vote.

                 CLASS                       TOTAL SHARES OUTSTANDING
                 -----                       ------------------------
                 Class A
                 Class B
                 Class C
                 Class I
                 Class R
                                  ----------------------------------------------
                 TOTAL

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

SELLING FUND. As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Selling Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Selling Fund:



                                          NUMBER OF SHARES     PERCENTAGE OF
NAME AND ADDRESS              CLASS            OWNED            CLASS OWNED



ACQUIRING FUND. As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquiring Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquiring Fund:


                                          NUMBER OF SHARES     PERCENTAGE OF
NAME AND ADDRESS              CLASS            OWNED            CLASS OWNED

                                          NUMBER OF SHARES     PERCENTAGE OF
NAME AND ADDRESS              CLASS            OWNED            CLASS OWNED



COMBINED FUND. The shareholders listed above who owned of record or beneficially 5% or more of the outstanding shares of the noted class of shares of the Selling Fund and the Acquiring Fund as of the Record Date would own the following percentages of the combined Acquiring Fund upon consummation of the
Reorganization:
                                                                 PERCENTAGE OF
NAME AND ADDRESS                                   CLASS          CLASS OWNED




CONTROL PERSONS. A person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control the Fund for purposes of the 1940 Act. NCB, 1900 East Ninth Street, Cleveland OH 44114, an affiliate of the Adviser, may be deemed to control each fund through ownership of approximately __% and __% of shares of the Selling Fund and Acquiring Fund, respectively, as of the Record Date. NCB is a [_________] corporation and is wholly owned by National City Corporation, a financial holding company headquartered in Cleveland, Ohio.

                             ADDITIONAL INFORMATION

Information concerning the operation and management of the Funds is included in the current prospectuses relating to the Funds, which are incorporated herein by reference, including the prospectus for the class of shares you own, which accompanies this Combined Proxy Statement/Prospectus. Additional information about the Funds is included in the Statements of Additional Information for the Funds dated October 1, 2004, as revised June 13, 2005, and ________, 2005, which are available upon request and without charge by calling 1-800-622-FUND (3863).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Room 1200, Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Some of these items are also available on the Internet at WWW.SEC.GOV.

NCB has advised Allegiant that NCB and its affiliates will vote the shares of the Selling Fund for which it is record owner as follows:

     (i) for each account as to which there is an individual designated both to vote proxies and to receive annual and semi-annual reports and other disclosure documents, such individual shall be entitled to vote the shares beneficially owned by such account; and

     (ii) for each account as to which NCB or any of its affiliates is responsible to vote proxies, NCB or its affiliates shall determine how to vote such shares.

DELIVERY OF PROSPECTUS/PROXY STATEMENT. The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as "householding," potentially means extra convenience for shareholders and cost savings for companies. If, at any time, you no longer wish to participate in "householding" and would prefer to receive a separate proxy statement, please notify your broker or direct a written request to the Trust, 760 Moore Road, King of Prussia, Pennsylvania 19406, or call toll-free 1-800-622-FUND (3863). Shareholders who currently receive multiple copies of the proxy statement at their address and would like to request "householding" of their communications should contact their broker or the Trust directly.

SHAREHOLDER PROPOSALS. As a general matter, the Funds do not hold regular annual meetings of shareholders. Any shareholder who wishes to submit a proposal for consideration at a meeting of the Trust should send such proposal to the Trust at 760 Moore Road, King of Prussia, Pennsylvania 19406. Rules promulgated by the SEC require that, to be considered for presentation at a shareholders' meeting, a shareholder's proposal must, among other things, be received at the offices of the Trust a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

REORGANIZATION EXPENSES. The Adviser or one of its affiliates and Allegiant Funds will pay the expenses incurred in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Combined Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. It is expected that the solicitation of proxies will be primarily by mail. In order to obtain the necessary quorum at the Meeting, officers and service providers may solicit proxies by telephone, Internet or in person. The total amount estimated to be spent in connection with the Reorganization is approximately $200,000. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

All Shareholder inquiries may be addressed by calling 1-800-622-FUND (3863). Copies of the most recent Annual and Semi-Annual Reports of the Funds may be obtained by calling the Trust at 1-800-622-FUND (3863) or writing to the Trust at 760 Moore Road, King of Prussia, Pennsylvania 19406.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.


                                     By Order of the Board of Trustees,

                                     /s/ Robert D. Neary
                                     -------------------
                                     Robert D. Neary
                                     Chairman
                                     ALLEGIANT FUNDS

                                                                       EXHIBIT A


                         FORM OF PLAN OF REORGANIZATION

                                 ALLEGIANT FUNDS
                             PLAN OF REORGANIZATION

         THIS PLAN OF REORGANIZATION dated as of May 17, 2005, has been adopted by the Board of Trustees of Allegiant Funds (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated January 28, 1986, as amended, on behalf of the Allegiant Small Cap Growth Fund (the "Acquired Fund"), a separate series of the Trust, to provide for the reorganization of the Acquired Fund into the Trust's Allegiant Multi-Factor Small Cap Growth Fund (the "Acquiring Fund").

         This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

         If the reorganization described in this Plan (the "Reorganization") is approved by the holders of shares of the Acquired Fund, the Reorganization will consist of the transfer of all of the assets of such Acquired Fund in exchange for a pro rata share of shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such Acquisition Shares to the respective shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Plan.

1 TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

                  (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

                  (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"); and

                  (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. At the date of this Plan, the Acquired Fund and the Acquiring Fund expect that no assets held by the Acquired Fund prior to the Reorganization would fail to meet the investment policies or limitations of the Acquiring Fund.

         1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of shares of the Acquired Fund shall consist of the class of shares of the Acquiring Fund identified below opposite the name of such class:

                    ACQUIRED FUND             ACQUIRING FUND
                    -------------             --------------
                   Class A Shares            Class A Shares
                   Class B Shares            Class A Shares
                   Class C Shares            Class C Shares
                   Class I Shares            Class I Shares
                   Class R Shares            Class R Shares

         1.4 With respect to Acquisition Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Trust will not permit such shareholder to receive Acquisition Share certificates therefore, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

         1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2        VALUATION.

         2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus") and shall be certified by the Acquired Fund.

         2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Trust and the Acquiring Fund Prospectus.

3        CLOSING AND CLOSING DATE.

         3.1 The Closing Date shall be on December 12, 2005 or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809, or at such other time and/or place as the parties may agree.

         3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to National City Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "National City Bank, custodian for the Allegiant Multi-Factor Small Cap Growth Fund."

         3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Plan may be terminated by the Trust.

         3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

         3.5 At the Closing, the Acquired Fund or Acquiring Fund shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4        CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         4.1 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust's officers acting on behalf of the Acquired Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that the Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Plan at or prior to the Closing Date.

         4.2 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

                  (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Code of Regulations of the Trust;

                  (b) This Plan has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Plan by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

                  (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Plan are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

                  (e) The performance by the Trust and the Acquiring Fund of their respective obligations hereunder will not violate the Trust's Declaration of Trust or Code of Regulations, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquiring Fund is a party or by which either of them is bound;

                  (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Fund of the transactions contemplated by this Plan except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

                  (g) Except as previously disclosed, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

                  (h) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

                  (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their properties or assets and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

5        COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Trust, on behalf of the Acquiring Fund, and on behalf of the Acquired Fund, hereby covenants:

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Plan and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Trust will prepare and file for the registration under the Securities Act of 1933 ("1933 Act") of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the Securities Act of 1934, and the 1940 Act.

         5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Plan, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6        CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Trust, to the following effect:

                  (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Code of Regulations of the Trust;

                  (b) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

                  (c) The performance by the Trust and the Acquired Fund of their respective obligations hereunder will not violate the Trust's Declaration of Trust or Code of Regulations, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Plan, except such as have been obtained;

                  (e) Except as previously disclosed, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

                  (f) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

                  (g) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         6.2 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's undistributed investment company taxable income for its taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its undistributed net capital gain realized in each of its taxable years ending on or after May 31, 2005, and on or prior to the Closing Date.

         6.3 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Plan.

         6.4 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

7 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The respective obligations of the Trust hereunder are subject to the further conditions that on or before the Closing Date:

         7.1 This Plan and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

         7.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated hereby.

         7.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         7.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         7.5 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP satisfactory to the Trust (based upon certain facts, qualifications, assumptions and representations) substantially to the effect that, for Federal income tax purposes:

                  (a) the Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of
                           Section 368(b) of the Code;

                  (b) the shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of shares of the Acquired Fund for Acquisition Shares;

                  (c) the aggregate tax basis of the Acquisition Shares received by each shareholder of the Acquired Fund will equal the aggregate tax basis of the Acquired Fund shares surrendered by that shareholder in the Reorganization;

                  (d) the holding periods of the Acquisition Shares received by each Acquired Fund shareholder will include the holding periods of the Acquired Fund shares surrendered by that shareholder in the Reorganization, provided that the Acquired Fund shares are held by that shareholder as capital assets on the date of the exchange;

                  (e) the Acquired Fund will recognize no gain or loss (A) upon the transfer of its assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption of liabilities of the Acquired Fund, or (B) upon the distribution of those shares to the shareholders of the Acquired Fund;

                  (f) the Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Acquired Fund in exchange for Acquisition Shares and the assumption of the liabilities of the Acquired Fund;

                  (g) the tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the tax basis of that asset in the hands of the Acquired Fund immediately before the transfer;

                  (h) the holding period in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will include the period during which that asset was held by the Acquired Fund; and

                  (i) the Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

         7.6 At any time prior to the Closing, any of the foregoing conditions of this Plan may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         7.7 The Trust shall have received any necessary exemptive relief from the Securities and Exchange Commission with respect to
                  Section 17(a) of the 1940 Act.

8        EXPENSES.

         8.1 The Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Plan shall be borne by Allegiant Asset Management Company.

9        MISCELLANEOUS.

         9.1 This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

         9.2 This Plan and the Reorganization contemplated hereby may be abandoned at any time for any reason prior to the Closing Date upon the vote of a majority of the Board of Trustees of the Trust.

         9.3 At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Acquired Fund, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Acquired Fund, amend any of the provisions of this Plan.

10       LIMITATIONS OF LIABILITY OF THE TRUSTEES AND SHAREHOLDERS.

         "Allegiant Funds" and "Trustees" of Allegiant Funds refer to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated as of January 28, 1986, to which reference is hereby made and a copy of which is on file at the offices of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of Allegiant Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

         IN WITNESS WHEREOF, the parties hereto have caused this Plan to be duly executed as of the day and year first above written.

                                          ALLEGIANT FUNDS

                                          on behalf of Allegiant Small Cap
                                          Growth Fund and Allegiant
                                          Multi-Factor Small Cap Growth Fund


                                          By:
                                              ----------------------------------
                                              Herbert R. Martens, Jr.,
                                              President and CEO



         Allegiant Asset Management Company hereby agrees to join in this Plan of Reorganization solely for purposes of Paragraph 8.1 of the Plan.

                                          ALLEGIANT ASSET MANAGEMENT COMPANY

                                          By:
                                              ----------------------------------

                                                                       EXHIBIT B

ALLEGIANT EQUITY FUNDS
SMALL CAP GROWTH FUND OVERVIEW
MAY 31, 2005

 Hitesh Patel, Ph.D.
Director, Structured
  Equity Strategies

      [PHOTO]

PERFORMANCE

For the 12-month period ended May 31, 2005, the Allegiant Small Cap Growth Fund posted a total return of (10.56)% for Class B investors (assumes the deduction of the maximum applicable deferred sales charge on the implied disposal of your shares at the end of the period) and (5.06)% for Class I investors. The Fund's benchmark, the Russell 2000(R) Growth Index*, returned 4.38% over the same period. On April 15, 2005, a new management team assumed day-to-day responsibility for the portfolio.

FACTORS AFFECTING PERFORMANCE

Solid economic and profit growth, tempered by valuation concerns and Fed tightening, kept the small cap growth market in a relatively tight trading range throughout the period. The Fund's overweight in the energy sector relative to the benchmark, as well as stock selection within the sector, proved to be the single-largest contributors to performance. Accelerating domestic and Asian demand kept oil above $40 per barrel for nearly the entire period, pushing it past $50 for several months.

Lone Star Technologies (LSS) was among the Fund's top performers, returning 103% during the reporting period. A manufacturer of pipes used in oil and natural gas wells, it benefited from a marked increase in exploration & production. A stake in Stolt Offshore (SOSA) paid off handsomely as well. Leveraged to the increase in deepwater E&P activity, this provider of offshore drilling infrastructure gained 37%.

The Fund's underperformance versus the benchmark can be traced largely to a significant overweight in the information technology sector during the first 10 months of the reporting period. An expected jump in corporate tech spending failed to materialize, and the sector finished the period in negative territory. A focus on semiconductor and semiconductor equipment companies further detracted from results.

Since assuming responsibility for the Fund, the current management team has implemented a rigorous, bottom-up stock selection philosophy. Among its criteria, the Fund looks for companies with improving fundamentals, increasing investor interest, and reasonable pricing based primarily on free cash flow to enterprise value. Holding Wolverine World Wide (WWW) is an example of this approach. A manufacturer of footwear under several brands, including Caterpillar
(CAT) and Harley-Davidson (HDI), it has averaged 8.6% annual sales growth over the past five years along with rising net margins. Moreover, recent earnings revisions have been positive, and the stock trades at 14 times cash flow.

CURRENT POSITIONING

Moving into June, the Fund maintained overweights in the consumer staples, utilities, and consumer discretionary sectors. Although spending on large capital goods is likely to come under pressure in an environment of rising interest rates, the management team believes that this will have little impact on retailers, restaurants, and entertainment purveyors. Although the portfolio's technology overweight has been pared significantly, the management team continues to look for innovators with the potential to thrive even in a slowing economy.

INVESTMENTS IN SMALL CAPITALIZATION COMPANIES PRESENT GREATER RISK OF LOSS THAN INVESTMENTS IN LARGE COMPANIES.

* THE RUSSELL 2000(R) GROWTH INDEX, AN UNMANAGED INDEX OF 2000 SMALL COMPANY STOCKS, IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, INVESTMENT ADVISORY FEES OR OTHER EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               PORTFOLIO HOLDINGS
               ------------------

Information Technology                     27.5%
Consumer Discretionary                     23.4
Healthcare                                 19.7
Industrials                                11.2
Financials                                  5.6
Energy                                      5.1
Materials                                   2.9
Consumer Staples                            2.1
Affiliated Money Market Fund                0.4
Other                                       2.1
                                          -----
                                          100.0%

THE TABLE ON THE LEFT PRESENTS PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL INVESTMENTS BEFORE COLLATERAL FOR LOANED SECURITIES AS OF MAY 31, 2005.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

Growth of a $10,000 Investment(1)

                  Class I           Class B          Russell 2000(R)
                  Shares            Shares           Growth Index*
8/1/97            $10000            $10000              $10000
5/31/98            11735             11657               10659
5/31/99            10285             10112               11077
5/31/00            15123             14728               13259
5/31/01            12897             12431               11172
5/31/02            10242              9791                9405
5/31/03             8591              8132                8503
5/31/04            10141              9513               11034
5/31/05             9628              8956               11517

(1) THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, C AND R SHARES MAY BE GREATER OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES CHARGES AND FEES PAID BY THE SHAREHOLDERS INVESTING IN THOSE CLASSES. RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

                                      AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/05(2)
----------------------------------------------------------------------------------------------------------------------------
                  DATE OF INCEPTION   1 YEAR       3 YEARS     5 YEARS     SINCE INCEPTION     MAX SALES CHARGE     MAX CDSC
----------------------------------------------------------------------------------------------------------------------------
Class I Shares        08/01/97         (5.06)%     (2.04)%     (8.63)%          (0.48)%              N/A              N/A
----------------------------------------------------------------------------------------------------------------------------
Class A Shares        08/01/97        (10.47)%     (4.09)%     (9.86)%          (1.43)%             5.50%             N/A
----------------------------------------------------------------------------------------------------------------------------
Class B Shares        01/06/98        (10.56)%     (4.24)%     (9.80)%          (1.40)%              N/A             5.00%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares        01/20/00         (6.78)%     (2.92)%     (9.42)%          (1.37)%              N/A             1.00%
----------------------------------------------------------------------------------------------------------------------------
Class R Shares        07/31/03         (6.20)%     (2.53)%     (9.11)%          (1.01)%              N/A             0.75%
----------------------------------------------------------------------------------------------------------------------------

(2) TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY WAIVER. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS' FEES, EXPENSES AND MAXIMUM SALES CHARGES.

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ALLEGIANTFUNDS.COM.

                                               EXPENSE TABLE(#)
----------------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING             ENDING
                                                ACCOUNT VALUE       ACCOUNT VALUE          ANNUALIZED          EXPENSES PAID
 ACTUAL                                            12/1/04             5/31/05            EXPENSE RATIO        DURING PERIOD+
----------------------------------------------------------------------------------------------------------------------------
Class I                                           $1,000.00           $  918.10               1.25%                $ 5.98
----------------------------------------------------------------------------------------------------------------------------
Class A                                            1,000.00              917.70               1.50%                $ 7.17
----------------------------------------------------------------------------------------------------------------------------
Class B                                            1,000.00              914.70               2.18%                $10.41
----------------------------------------------------------------------------------------------------------------------------
Class C                                            1,000.00              914.90               2.18%                $10.41
----------------------------------------------------------------------------------------------------------------------------
Class R                                            1,000.00              916.30               1.78%                $ 8.50
----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL++
----------------------------------------------------------------------------------------------------------------------------
Class I                                            1,000.00            1,018.77               1.25%                $ 6.29
----------------------------------------------------------------------------------------------------------------------------
Class A                                            1,000.00            1,017.52               1.50%                $ 7.54
----------------------------------------------------------------------------------------------------------------------------
Class B                                            1,000.00            1,014.13               2.18%                $10.95
----------------------------------------------------------------------------------------------------------------------------
Class C                                            1,000.00            1,014.13               2.18%                $10.95
----------------------------------------------------------------------------------------------------------------------------
Class R                                            1,000.00            1,016.12               1.78%                $ 8.95
----------------------------------------------------------------------------------------------------------------------------

+ EXPENSES ARE EQUAL TO EACH CLASS' ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

++    ASSUMES ANNUAL RETURN OF 5% BEFORE EXPENSES.

ALLEGIANT EQUITY FUNDS
SMALL CAP GROWTH FUND OVERVIEW
MAY 31, 2005

                                               EXPENSE TABLE(#)
----------------------------------------------------------------------------------------------------------------------------
                                                 BEGINNING             ENDING
                                                ACCOUNT VALUE       ACCOUNT VALUE          ANNUALIZED          EXPENSES PAID
ACTUAL                                             12/1/04             5/31/05            EXPENSE RATIO        DURING PERIOD+
----------------------------------------------------------------------------------------------------------------------------
Class I                                          $1,000.00           $  920.90                1.02%               $4.88
----------------------------------------------------------------------------------------------------------------------------
Class A                                           1,000.00              920.50                1.27%               $6.08
----------------------------------------------------------------------------------------------------------------------------
Class B                                           1,000.00              917.50                1.96%               $9.37
----------------------------------------------------------------------------------------------------------------------------
Class C                                           1,000.00              917.70                1.96%               $9.37
----------------------------------------------------------------------------------------------------------------------------
Class R                                           1,000.00              919.10                1.56%               $7.46
----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL++
----------------------------------------------------------------------------------------------------------------------------
Class I                                           1,000.00            1,019.91                1.02%               $5.14
----------------------------------------------------------------------------------------------------------------------------
Class A                                           1,000.00            1,018.67                1.27%               $6.39
----------------------------------------------------------------------------------------------------------------------------
Class B                                           1,000.00            1,015.23                1.96%               $9.85
----------------------------------------------------------------------------------------------------------------------------
Class C                                           1,000.00            1,015.23                1.96%               $9.85
----------------------------------------------------------------------------------------------------------------------------
Class R                                           1,000.00            1,017.22                1.56%               $7.85
----------------------------------------------------------------------------------------------------------------------------

+ EXPENSES ARE EQUAL TO EACH CLASS' ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

++    ASSUMES ANNUAL RETURN OF 5% BEFORE EXPENSES.

# THE INFORMATION PRESENTED IN THE EXPENSE TABLE ON PAGE 27 REFLECTS THE WAIVER OF INVESTMENT ADVISORY FEES OF 0.45% OF AVERAGE DAILY NET ASSETS FROM 03/01/05 TO 05/31/05. HAD THE WAIVER OF INVESTMENT ADVISORY FEES BEEN IN EFFECT FOR THE PERIOD 12/01/04 TO 05/31/05, THE INFORMATION WOULD HAVE BEEN AS PRESENTED IN THE EXPENSE TABLE ABOVE.

                       STATEMENT OF ADDITIONAL INFORMATION

                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND

                                 ALLEGIANT FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                                 (800) 622-FUND

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Combined Proxy Statement/Prospectus dated ________, 2005 for the Special Meeting of Shareholders of Allegiant Small Cap Growth Fund to be held on December 6, 2005. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing to Allegiant Funds, 760 Moore Road, King of Prussia, Pennsylvania 19406, or by calling toll-free
(800) 622-FUND (3863). Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Further information about Allegiant Funds (the "Trust") is contained in and incorporated herein by reference to Allegiant Funds' Statement of Additional Information dated October 1, 2004, as revised June 13, 2005, and _________, 2005 that relates to the Funds' prospectuses dated October 1, 2004, as revised June 13, 2005, and ______, 2005. The audited financial statements and related independent registered public accounting firm's report for Allegiant Small Cap Growth Fund contained in the Annual Report for the fiscal year ended May 31, 2005 are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The unaudited pro forma financial statements attached hereto are intended to present the financial condition and related results of operations of the participating Allegiant Funds as if the Reorganization had been consummated on ___________ .

         The date of this Statement of Additional Information is ________, 2005.

                         ALLEGIANT SMALL CAP GROWTH FUND
                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
              UNAUDITED PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           _____________________, 2005

                             MULTI-FACTOR SMALL CAP GROWTH                                        COMBINED
                  SHARES                  SHARES                MARKET VALUE                      ACCOUNTS
COMMON STOCK



                                                              -------------------              ----------------

---------------------------------------------------------------------------------------------------------------







                                                              -------------------              ----------------

---------------------------------------------------------------------------------------------------------------










                                                              -------------------              ----------------

---------------------------------------------------------------------------------------------------------------

                         ALLEGIANT SMALL CAP GROWTH FUND
                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
        UNAUDITED PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES

                            ___________________, 2005



                             MULTI-FACTOR
              SMALL CAP       SMALL CAP
               GROWTH           GROWTH          PRO FORMA         PRO FORMA
                FUND             FUND          ADJUSTMENTS         COMBINED
--------------------------------------------------------------------------------



            --------------  --------------- -----------------   ----------------






            --------------  --------------- -----------------   ----------------

            --------------  --------------- -----------------   ----------------





            ------------------------------- -----------------   ----------------

            ------------------------------- -----------------   ----------------


            ==============  =============== =================   ================






            --------------  --------------- -----------------   ----------------


            ==============  =============== =================   ================



            ==============                  =================   ================

            ==============                  =================   ================




                            =============== =================   ================

                            =============== =================   ================





            ==============                  =================   ================

            ==============                  =================   ================

                                           $


                            =============== =================   ================

                            =============== =================   ================

                         ALLEGIANT SMALL CAP GROWTH FUND
                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
              UNAUDITED PROFORMA COMBINING STATEMENT OF OPERATIONS
                                ____________,2005

                         ALLEGIANT SMALL CAP GROWTH FUND
                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
                          NOTES TO UNAUDITED PRO FORMA
                         COMBINING FINANCIAL STATEMENTS
                                ____________,2005

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Underwriting Agreement with Professional Funds Distributor, LLC incorporated by reference as Exhibit (7)(a) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits (9)(a) and (13)(a) hereto. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.


                  In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:


         9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3

         Section 12 of Registrant's Custodian Services Agreement provides as follows:

         12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

         In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

         Section 6 of Registrant's Transfer Agency Agreement provides as follows:

         6.       INDEMNIFICATION

         6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                  (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                  (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                  (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                  (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                  (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                  (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

         6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

         6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

         6.4      In order that the indemnification provisions contained in this
                  Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

                  Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

(1)      a.       Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment
                  No. 48 to Registrant's Registration Statement on Form N-1A
                  (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No.
                  48").

         b. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a(1) to PEA No. 48.

         c. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a(2) to PEA No. 48.

         d. Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Exhibit a(4) to Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A filed on July 29, 2005 ("PEA No. 75").

         e. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

         f. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

         g. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to
                  Exhibit 1(d) to PEA No. 26.

         h. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to
                  Exhibit 1(e) to PEA No. 26.

         i. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

         j. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

         k. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

         l. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

         m. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

         n. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

         o. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 Shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

         p. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit a(14) to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed on September 29, 2000 ("PEA No. 53").

         q. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit a(15) to PEA No. 53.

         r. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit a(16) to PEA No. 53.

         s. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 Shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit a(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

         t. Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and Class PP - Special Series 3 shares representing interests in the Micro Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on December 21, 2001.

         u. Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax-Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Tax-Exempt Money Market, Treasury Money Market, Treasury Plus Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit a(19) to Post Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on January 29, 2002.

         v. Certificate of Classification of Shares reflecting the creation of Class QQ, Class QQ-Special Series 1, Class QQ-Special Series 2, Class QQ-Special Series 3, Class QQ-Special Series 4 and Class RR shares representing interests in the Armada High Yield Bond Fund and Armada Low Fee Money Market Fund is incorporated herein by reference to Exhibit
                  (a)(20) to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed on June 21, 2002 ("PEA No. 63").

         w. Certificate of Classification of Shares reflecting the creation of Class SS, Class SS-Special Series 1, Class SS-Special Series 2, Class SS-Special Series 3 and Class SS-Special Series 4 Shares representing interests in the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (a)(21) to PEA No. 63.

         x. Certificate of Classification of Shares reflecting the creation of Class TT-UA Series 1, Class TT-UA Series 2, Class UU-UA Series 1, Class UU-UA Series 2, Class VV-UA Series 1, Class VV-UA Series 2, Class WW-UA Series 1, Class WW-UA Series 2, Class XX-UA Series 1, Class XX-UA Series 2, Class YY-UA Series 1, Class YY-UA Series 2, Class ZZ-UA Series 1, Class ZZ-UA Series 2, Class AAA-UA Series 1, Class AAA-UA Series 2, Class BBB-UA Series 1, Class BBB-UA Series 2, Class CCC-UA Series 1, Class CCC-UA Series 2, Class DDD-UA Series 1 and Class DDD-UA Series 2 Shares representing interests in the UA Series of Funds of Armada is incorporated herein by reference to Exhibit (a)(22) to PEA No. 63.

         y. Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Value, Small Cap Growth, Small/Mid Cap Value, Limited Maturity Bond, Total Return Advantage, U.S. Government Income and Money Market Funds is incorporated herein by reference to Exhibit (a)(23) to Post-Effective Amendment No. 68 to Registrant's Registration Statement filed on May 5, 2003 ("PEA No. 68").

         z. Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Large Cap Ultra, Mid Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Bond Funds and the creation of Class EEE, Class EEE-Special Series 1, Class EEE-Special Series 2, Class EEE-Special Series 3, Class EEE-Special Series 4 and Class EEE-Special Series 5 Shares representing interests in the Small Cap Core Fund is incorporated by reference to Post-Effective No. 70 to Registrant's Registration Statement filed on September 29, 2003 ("PEA No. 70").

         aa. Certificate of Classification of Shares reflecting the creation of Class FFF, Class FFF - Special Series 1, Class FFF
                  - Special Series 3, Class FFF - Special Series 5, Class GGG, Class GGG - Special Series 1, Class GGG - Special Series 3, Class GGG - Special Series 5, Class HHH, Class HHH - Special Series 1, Class HHH - Special Series 3 and Class HHH - Special Series 5 representing interests in the Armada Multi-Factor Small Cap Value Fund, Multi-Factor Small Cap Core Fund and Multi-Factor Small Cap Growth Fund, respectively, is incorporated by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement filed on July 25, 2005 ("PEA No. 74").

(2) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.

         a. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b(1) to PEA No. 48.

         b. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit 2(b) to PEA No. 35.

         c. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit b(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

         d. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit b(4) to PEA No. 52.

(3)      Not Applicable.

(4) Form of Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

(6)      a.       Advisory Agreement for the Money Market, Treasury Money
                  Market, Government Money Market, Tax Exempt Money Market,
                  Pennsylvania Tax Exempt Money Market, National Tax Exempt
                  Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Equity
                  Income, Small Cap Value, Ohio Tax Exempt Bond and Pennsylvania
                  Municipal Bond Funds between Registrant and National City
                  Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

         b. First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 18, 2001 ("PEA No. 57").

         c. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

         d. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

         e. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to
                  Exhibit 5(d) to PEA No. 44.

         f. First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

         g. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to
                  Exhibit 5(m) to Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

         h. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit h(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

         i. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit d(8) to PEA No. 53.

         j. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(9) to PEA No. 52.

         k. Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.

         l. Advisory Agreement dated June 28, 2002 for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed on July 30, 2002 ("PEA No. 64").

         m. Form of Advisory Agreement for the Armada High Yield Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(13) to PEA No. 63.

         n. Advisory Agreement for the Armada Short Duration Bond Fund, dated December 3, 2002 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(14) to PEA No. 68.

         o. Form of Advisory Agreement for the UA Series of Funds including UA Emerging Markets Fund, UA International Equity Fund, UA Large Cap Ultra Fund, UA Large Cap Value Fund, UA Real Estate Fund, UA Small Cap Growth Fund, UA Small/Mid Cap Value Fund, UA High Yield Bond Fund, UA Short Duration Bond Fund, UA U.S. Government Income Fund and UA Money Market Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(15) to PEA No. 63.

         p. Form of Advisory Agreement between the Registrant and National City Investment Management Company with respect to the Armada Small Cap Core Fund is incorporated herein by reference to Exhibit (d)(16) to PEA No. 70.

         q. Sub-Advisory Agreement dated April 1, 2004 for the Armada Small Cap Core Fund between National City Investment Management Company and Allegiant Investment Counselors on behalf of the Armada Small Cap Core Fund is incorporated by reference to Exhibit (6)(q) of Form N-14 filed on July 6, 2004.

         r. Form of Advisory Agreement between the Registrant and National City Investment Management Company with respect to the Armada Multi-Factor Small Cap Core Fund, Armada Multi-Factor Small Cap Growth Fund and Armada Multi-Factor Small Cap Value Fund is incorporated by reference to Exhibit d(18) to PEA No. 73.

(7)      a.       Underwriting Agreement between Registrant and Professional
                  Funds Distributor, LLC, dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(1) to PEA No. 70.

         b. Exhibit A dated March 31, 2004 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 71 to Registrant's Registration Statement filed on July 30, 2004 ("PEA No. 71").

(8)       None.

(9)       a.      Custodian Services Agreement between Registrant and National
                  City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(1) to PEA No. 48.

          b. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g(2) to PEA No. 48.

         c. Exhibit A dated December 4, 2002 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 68.

         d. Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed on September 28, 2001 ("PEA No. 58").

         e. Form of Exhibit A dated March 31, 2004 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(5) to PEA No. 71.

(10)     a.       Service and Distribution Plan for the A (formerly, Retail)
                  and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

         b. B Shares Distribution Plan is incorporated herein by reference to Exhibit m(2) to PEA No. 58.

         c. C Shares Distribution Plan is incorporated herein by reference to Exhibit m(3) to PEA No. 58.

         d. H Shares Distribution Plan is incorporated herein by reference to Exhibit m(4) to PEA No. 59.

         e. Class 1 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(5) to Post-Effective Amendment No. 66 to Registrant's Registration Statement filed on September 30, 2002 ("PEA No. 66").

         f. Class 2 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(6) to PEA No. 66.

         g. R Shares Distribution Plan is incorporated herein by reference to Exhibit (n)(7) to PEA No. 68.

         h. Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised August 24, 2004 is incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 72 to Registrant's Registration Statement filed on September 28, 2004 ("PEA No. 72").

         i. Revised Schedule A to 18F-3 Plan is incorporated herein by reference to Exhibit (n)(2) to PEA No. 73.

(11)     Opinion and Consent of Drinker Biddle & Reath LLP, filed herewith.

(12) Opinion and consent of Drinker Biddle & Reath LLP supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement/Prospectus, is filed herewith.

(13)     a.       Transfer Agency and Service Agreement (the "Transfer Agency
                  Agreement") between Registrant and State Street Bank and Trust
                  Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

         b. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.

         c. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. h(7) to PEA No. 52.

         d. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit h(5) to PEA No. 53.

         e. Amendment dated February 12, 2001 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(7) to PEA No. 57.

         f. Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 57.

         g. Schedule A dated December 4, 2002 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated by reference to Exhibit (h)(12) to PEA No. 68.

         h. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 61.

         i. Shareholder Services Plan for Class 2 Shares approved by the Board of Trustees on May 16, 2002 is incorporated herein by reference to Exhibit (h)(11) to PEA No. 63.

         j. Form of Servicing Agreement is incorporated herein by reference to Exhibit (h)(10) to PEA No. 61.

         k. Form of Servicing Agreement for Class 2 Shares is incorporated herein by reference to Exhibit (h)(12) to PEA No. 63.

         l. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.

         m. Amendment to the Administrative Services Agreement with Registrant and Boston Financial Data Services, Inc. dated January 1, 2004 is incorporated by reference to Exhibit
                  (13)(o) of Form N-14 filed on July 6, 2004.

         n. Form of Exhibit A dated October 1, 2003 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(16) to PEA No. 71.

         o. Form of Exhibit A dated March 31, 2004 to the Transfer Agency Agreement with State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(17) to PEA No. 71.

         p. Restated Co-Administration and Accounting Services Agreement among Registrant, PFPC Inc. and National City Bank, dated August 31, 2004 is incorporated herein by reference to Exhibit
                  (h)(3) to PEA No. 73.

(14)     a.       Consent of Independent Registered Public Accounting Firm to be
                  filed by amendment.

         b.       Consent of Counsel is filed herewith.

(15)     Not Applicable.

(16)     Powers of Attorney are filed herewith.

(17)     a.       Form of Proxy is filed herewith.

         b. A, B & C Shares (Retail) Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds Prospectus dated October 1, 2004 (as revised June 13, 2005) is filed herewith.

         c. I Shares Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds Prospectus dated October 1, 2004 (as revised June 13, 2005) is filed herewith.

         d. R Shares Equity, Asset Allocation and Fixed Income Funds and Money Market Fund Prospectus dated October 1, 2004 (as revised June 13, 2005) is filed herewith.

         e. A and C Shares Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth and Multi-Factor Small Cap Value Funds Prospectus dated _____, 2005 to be filed by amendment.

         f. I Shares Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth and Multi-Factor Small Cap Value Funds Prospectus dated _____, 2005 to be filed by amendment.

         g. R Shares Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth and Multi-Factor Small Cap Value Funds Prospectus dated _____, 2005 to be filed by amendment.

         h. Statement of Additional Information for the Equity, Asset Allocation, Fixed Income, Tax-Free Bond and Money Market Funds dated October 1, 2004 (as revised June 13, 2005) is filed herewith.

         i. Statement of Additional Information for the Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth and Multi-Factor Small Cap Value Funds dated ____,2005 to be filed by amendment.

         j. Annual Report to Shareholders dated May 31, 2005 is filed herewith.

         k. Semi-Annual Report to Shareholders dated November 30, 2004 is filed herewith.

ITEM 17. UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned registrant agrees that it will receive at the closing of the reorganization that is the subject of this registration statement on Form N-14 (the "Reorganization ") a favorable opinion of Drinker Biddle & Reath LLP ("DB&R"), counsel to Allegiant Funds, as to the tax consequences of the Reorganization in accordance with the provisions of paragraph 7.5 of Article 7 of the Agreement and Plan of Reorganization which is attached as Exhibit A to the Combined Prospectus/Proxy Statement filed herewith and which will confirm DB&R's opinion as to the tax consequences of the Reorganization as described in the Combined Prospectus/Proxy Statement. Registrant undertakes to file the final opinion and consent with a post-effective amendment to the registration statement as soon as reasonably practicable following the closing for the Reorganization.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Cleveland, State of Ohio on the 6th day of September, 2005.

                                    ALLEGIANT FUNDS


                                    By:   /s/ HERBERT R. MARTENS, JR.
                                          ---------------------------
                                          Herbert R. Martens,
                                          President and Chief Executive Officer

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                            TITLE                     DATE

/s/ DENNIS J. WESTLEY                Treasurer                 September 6, 2005
----------------------
Dennis J. Westley

*JOHN G. BREEN                       Trustee                   September 6, 2005
----------------------
John G. Breen

*JOHN F. DURKOTT                     Trustee                   September 6, 2005
----------------------
John F. Durkott

*ROBERT J. FARLING                   Trustee                   September 6, 2005
----------------------
Robert J. Farling

*RICHARD W. FURST                    Trustee                   September 6, 2005
----------------------
Richard W. Furst

*GERALD GHERLEIN                     Trustee                   September 6, 2005
----------------------
Gerald Gherlein

*DALE C. LAPORTE                     Trustee                   September 6, 2005
----------------------
Dale C. LaPorte

/s/ HERBERT R. MARTENS, JR.          President, Chief          September 6, 2005
---------------------------          Executive Officer
Herbert R. Martens, Jr.              and Trustee

*ROBERT D. NEARY                     Trustee and Chairman      September 6, 2005
----------------------               of the Board
Robert D. Neary

*KATHLEEN A. OBERT                   Trustee                   September 6, 2005
------------------
Kathleen A. Obert

*J. WILLIAM PULLEN                   Trustee                   September 6, 2005
------------------
J. William Pullen

*By:   /s/ HERBERT R. MARTENS, JR.
       ---------------------------
       Herbert R. Martens
       Attorney-in-Fact

                                 ALLEGIANT FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Allegiant Funds on May 17, 2005 and remains in effect on the date hereof:


         FURTHER RESOLVED, that the trustees and officers of Allegiant who may be required to execute such Registration Statement on Form N-14 (and any amendments thereto), and each of them, hereby appoint Herbert R. Martens, Jr. and Audrey C. Talley, and either of them, their true and lawful attorney, or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Allegiant, the Registration Statement on Form N-14, any amendments thereto, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC and either of said attorneys and shall have full power of substitution and re-substitution; and either of said attorneys shall have full power and authority to do and perform in the name and on behalf of each of said trustees or officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.



                                                            ALLEGIANT FUNDS



                                                     By:    /s/ AUDREY C. TALLEY
                                                            --------------------
                                                            Audrey C. Talley
                                                            Secretary


Dated: September 6, 2005

                                INDEX TO EXHIBITS

EXHIBIT NUMBER             DESCRIPTION OF EXHIBIT

(11)                       Opinion and Consent of Drinker, Biddle & Reach LLP

(12) Opinion of Drinker, Biddle & Reath LLP supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement/ Prospectus.

(14)(b)                    Consent of Counsel.

(16)                       Powers of Attorney.

(17)(a)                    Form of Proxy.

(17)(b) A, B & C Shares (Retail) Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds Prospectus dated October 1, 2004 (as revised June 13, 2005).

(17)(c) I Shares Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds Prospectus dated October 1, 2004 (as revised June 13, 2005).

(17)(d) R Shares Equity, Asset Allocation and Fixed Income Funds and Money Market Fund Prospectus dated October 1, 2004 (as revised June 13,
                           2005).

(17)(h) Statement of Additional Information for the Equity, Asset Allocation, Fixed Income, Tax-Free Bond and Money Market Funds dated October 1, 2004 (as revised June 13, 2005).

(17)(j)                    Annual Report to Shareholders dated May 31, 2005.

(17)(k)                    Semi-Annual Report to Shareholders dated
                           November 30, 2004.